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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 3/31/11

*	Funds included are: Invesco Municipal Fund, Invesco Van Kampen California Insured Tax Free Fund and Invesco Van Kampen Insured Tax Free Income Fund.

Item 1. Reports to Stockholders.

Invesco Municipal Fund
Semiannual Report to Shareholders  ▪ March 31, 2011
Nasdaq:
A: MSMHX ▪ B: IMUGX ▪ C: IMUHX ▪ Y: MPMFX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
18	Financial Highlights
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-3.70%

Class B Shares	-4.06

Class C Shares	-4.05

Class Y Shares	-3.66

Barclays Capital 10-Year Municipal Bond Index▼ (Style-Specific Index)	-2.93

Barclays Capital 5-Year Municipal Bond Index▼ (Style-Specific Index)	-0.96

Custom Invesco Municipal Index▪ (Style-Specific Index)	-1.94

Lipper Intermediate Municipal Debt Funds Index▼ (Peer Group Index)	-2.59

▼Lipper Inc.; ▪ Lipper Inc., Invesco
The Barclays Capital 10-Year Municipal Bond Index is an unmanaged index with maturities between nine and 12 years. The Barclays Capital 10-Year Municipal Bond Index is the 10-year total return subset of the Barclays Capital Municipal Bond Index.
     The Barclays Capital 5-Year Municipal Bond Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market. The Barclays Capital 5-Year Municipal Bond Index is the five-year (four-six) component of the Barclays Capital Municipal Bond Index.
     The Custom Invesco Municipal Index is an unmanaged index composed of the Barclays Capital Long Municipal Index from October 1, 1992, to March 31, 1996, and 50% Barclays Capital 10-Year Municipal Bond Index and 50% Barclays Capital 5-Year Municipal Bond Index thereafter.
     The Lipper Intermediate Municipal Debt Funds Index is an unmanaged index considered representative of intermediate municipal debt funds tracked by Lipper.
     The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Barclays Capital Long Municipal Index is an unmanaged index composed of general obligation bonds, insured bonds and pre-refunded bonds, all in the maturity range of more than 22 years.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Municipal Fund

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares

Class A Shares

Inception (1/2/08)	-0.70%	-0.84%	-0.16%

1 Year	-4.16	-4.18	-1.57

Class B Shares

Inception	-0.78%	-0.92%	-0.24%

1 Year	-4.89	-4.91	-2.21

Class C Shares

Inception	0.06%	-0.08%	0.47%

1 Year	-1.00	-1.01	0.32

Class Y Shares

Inception (10/1/92)	5.19%	5.01%	4.98%

10 Years	3.55	3.40	3.49

5 Years	2.24	2.03	2.34

1 Year	0.81	0.79	1.81

Effective June 1, 2010, Class H, Class L and Class P shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A shares and Class I shares were reorganized into Class Y shares, of Invesco Municipal Fund. Returns shown above for Class Y and Class A shares are blended returns of the predecessor fund and Invesco Municipal Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class B and Class C shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class P shares restated to reflect the higher 12b-1fees applicable to Class B and Class C shares, respectively. Class B and Class C share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class P shares was January 2, 2008.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Before tax performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.73%, 1.48%, 1.48% and 0.48%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Invesco Municipal Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
4 Invesco Municipal Fund

Schedule of Investments

March 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.43%
Alaska–1.31%
Alaska (State of) Railroad Corp. (FTA Section 5307 Urbanized Area Formula Funds & Section 5309 Fixed Guideway Modernization Formula Funds); Series 2007, Capital Grant Receipts RB (INS–NATL)(a)	5.00%	08/01/15	$2,680	$2,926,131

Arizona–0.66%
Maricopa (County of) Pollution Control Corp. (Arizona Public Service Co. Palo Verde); Series 2009 A, Ref. PCR(b)	6.00%	05/01/14	1,400	1,470,952

California–7.32%
Indio (City of) Redevelopment Agency (Indio Merged Redevelopment); Series 2008 A, Sub. Tax Allocation RB	5.00%	08/15/24	1,470	1,289,219

Los Angeles Unified School District (Election of 2004); Series 2009 I, Unlimited Tax GO Bonds	5.25%	07/01/22	3,200	3,425,120

Palomar Pomerado Health (Election of 2004);
Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	08/01/16	1,880	1,513,231

Series 2007 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	08/01/17	4,970	3,694,052

Riverside (County of) (Public Safety Communication and Refunding); Series 2007 A, COP (INS–AMBAC)(a)	5.00%	11/01/14	3,500	3,763,305

Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(c)	0.00%	04/01/14	2,950	2,689,545

				16,374,472

Colorado–0.45%
Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	5.25%	07/15/19	1,000	1,007,940

District of Columbia–3.64%
District of Columbia;
Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/16	2,325	2,636,364

Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	06/01/19	5,000	5,499,050

				8,135,414

Florida–13.28%
Florida (State of) Municipal Loan Council;
Series 2007 A, RB (INS–NATL)(a)	5.00%	10/01/12	1,040	1,065,979

Series 2007 A, RB (INS–NATL)(a)	5.00%	10/01/13	1,630	1,673,374

Florida (State of) State Board of Education; Series 2005 A, Lottery RB (INS–AMBAC)(a)	5.00%	07/01/19	2,500	2,661,200

Miami-Dade (County of);
Series 2007, Ref. Gtd. Entitlement RB (INS–NATL)(a)	5.00%	08/01/12	4,655	4,867,873

Series 2007, Ref. Gtd. Entitlement RB (INS–NATL)(a)	5.00%	08/01/13	1,810	1,931,379

Osceola (County of);
Series 2007, Ref. Infrastructure Sales Surtax RB (INS–AMBAC)(a)	5.00%	10/01/12	1,930	2,024,087

Series 2007, Ref. Infrastructure Sales Surtax RB (INS–AMBAC)(a)	5.00%	10/01/13	3,140	3,358,921

Palm Beach School District;
Series 2007 D, Ref. COP (INS–NATL)(a)	5.00%	08/01/12	3,545	3,715,975

Series 2007 D, Ref. COP (INS–NATL)(a)	5.00%	08/01/13	3,735	3,997,608

St. Lucie (County of); Series 2007, Transportation RB (INS–AMBAC)(a)	5.00%	08/01/13	1,000	1,080,320

Tallahassee (City of) & Leon (County of) Blueprint 2000 Intergovernmental Agency;
Series 2007, Sales Tax RB (INS–NATL)(a)	5.00%	10/01/13	1,605	1,716,901

Series 2007, Sales Tax RB (INS–NATL)(a)	5.00%	10/01/14	1,500	1,623,615

				29,717,232

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–11.88%
Chicago (City of) (City Colleges of Chicago Capital Improvement); Series 1999, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	01/01/19	$4,000	$2,683,000

Chicago (City of) Board of Education (Dedicated Revenues); Series 2007 D, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/17	1,010	1,078,034

Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/24	3,965	3,952,788

Series 2008, Capital Grant Receipts RB (INS–AGC)(a)	5.25%	06/01/23	2,200	2,190,848

Chicago (City of); Series 2011, Tax Increment RB COP	7.13%	05/01/21	250	247,805

Hawthorn Community Consolidated School District No. 73;
Series 2002, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	12/01/19	3,585	2,335,950

Series 2002, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	12/01/21	4,045	2,307,551

Series 2002, Unlimited Tax CAB GO Bonds(c)(d)	0.00%	12/01/21	330	224,317

Illinois (State of) Finance Authority (Edward Hospital Obligated Group);
Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/23	900	949,356

Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/24	1,175	1,225,642

Series 2008 A, RB (INS–AMBAC)(a)	6.00%	02/01/26	380	390,211

Illinois (State of) Finance Authority (Northwestern Medical Faculty Foundation, Inc.); Series 1998, Ref. RB (INS–NATL)(a)	5.00%	11/15/12	1,000	1,001,710

Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/16	1,890	2,095,991

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,000	976,860

Illinois (State of) Municipal Electric Agency;
Series 2007 A, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/13	1,065	1,119,837

Series 2007 A, Power Supply System RB (INS–NATL)(a)	5.00%	02/01/15	1,000	1,072,890

Madison & Jersey Community Unit School District No. 11; Series 2002, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(c)	0.00%	12/01/20	2,900	1,750,817

Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.25%	06/01/21	1,000	977,610

				26,581,217

Indiana–12.64%
Eagle-Union Middle School Building Corp.;
Series 2001, Ref. First Mortgage RB (INS–AMBAC)(a)	4.90%	07/05/16	1,000	1,003,720

Series 2001, Ref. First Mortgage RB (INS–AMBAC)(a)	5.00%	07/05/17	1,500	1,505,580

Fort Wayne (City of) Hospital Authority (Parkview Health System, Inc.); Series 1998, RB (INS–NATL)(a)	4.70%	11/15/11	520	521,440

Indiana (State of) Transportation Finance Authority; Series 1993 A, CAB Highway RB (INS–AMBAC)(a)(c)	0.00%	12/01/16	1,695	1,429,902

Indiana (State of) Port Commission (Cargill Inc.); Series 2004, Ref. RB	4.10%	05/01/12	3,450	3,531,869

Merrillville Multi-School Building Corp.;
Series 2008, First Mortgage RB	5.00%	01/15/17	1,260	1,379,057

Series 2008, First Mortgage RB	5.00%	07/15/17	1,285	1,408,321

Michigan City (City of) Area-Wide School Building Corp.;
Series 2002, First Mortgage CAB RB (INS–NATL)(a)(c)	0.00%	01/15/17	2,000	1,647,360

Series 2002, First Mortgage CAB RB (INS–NATL)(a)(c)	0.00%	01/15/18	3,000	2,329,950

Noblesville High School Building Corp.;
Series 1993, First Mortgage CAB RB (INS–AMBAC)(a)(c)	0.00%	02/15/19	1,850	1,303,751

Series 2007, Ref. First Mortgage RB (INS–AMBAC)(a)	5.00%	07/10/13	2,475	2,686,390

North Side High School Building Corp.; Series 2003, First Mortgage RB (INS–AGM)(a)	5.25%	07/15/13	2,910	3,212,116

Northwest Allen School Building Corp.;
Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/16	1,395	1,535,686

Series 2008, First Mortgage RB (INS–AGM)(a)	5.00%	07/15/19	3,200	3,404,864

Westfield High School 1995 Building Corp.; Series 2007, Ref. First Mortgage RB (INS–AGM)(a)	5.00%	01/10/13	1,285	1,372,573

				28,272,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa–0.56%
Iowa (State of) Finance Authority (Drake University); Series 2007, Private University RB (INS–CIFG)(a)	5.00%	04/01/13	$1,210	$1,264,789

Kansas–1.28%
Harvey Unified School District No. 373; Series 2007, Ref. & Improvement Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	09/01/19	2,630	2,864,675

Kentucky–0.90%
Kentucky (State of) Asset/Liability Commission (Project Notes Federal Highway Trust Fund First Series); Series 2007, RB (INS–NATL)(a)	5.00%	09/01/14	1,800	2,009,304

Louisiana–1.80%
Louisiana (State of) Correctional Facilities Corp.; Series 2007, Lease RB (INS–AMBAC)(a)	5.00%	09/01/12	1,230	1,294,415

Louisiana (State of) Local Government Environmental Facilities (Community Development Authority Bossier City Public Improvement);
Series 2007, RB (INS–AMBAC)(a)	5.00%	11/01/13	1,320	1,423,290

Series 2007, RB (INS–AMBAC)(a)	5.00%	11/01/15	1,200	1,321,200

				4,038,905

Maryland–0.25%
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2011, RB	6.00%	07/01/23	335	357,703

Series 2011, RB	6.00%	07/01/25	200	208,212

				565,915

Massachusetts–0.75%
Massachusetts (State of) Health & Educational Facilities Authority (UMass Memorial); Series 1998 A, RB (INS–AMBAC)(a)	4.80%	07/01/12	1,665	1,668,646

Michigan–8.34%
Brandon School District;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,425	1,569,353

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,410	1,539,043

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/19	1,395	1,491,715

Dearborn School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.00%	05/01/16	2,480	2,731,224

Greenville Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/16	1,410	1,552,833

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	1,235	1,348,027

Lansing (City of) Board of Water & Light; Series 2008 A, Water Supply, Steam, Chilled Water and Electric Utility System RB	5.00%	07/01/24	1,000	1,025,280

Traverse City Area Public Schools;
Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/17	2,300	2,523,008

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/18	2,280	2,481,210

Series 2008, Ref. Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	05/01/19	2,260	2,409,477

				18,671,170

Missouri–2.39%
Manchester (City of) (Highway 141/Manchester Road); Series 2010, Ref. Transportation Tax Increment Allocation RB	6.00%	11/01/25	3,000	2,851,710

Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2008 A-2, VRD RB (LOC–Wells Fargo Bank, N.A.)(e)(f)	0.20%	10/01/35	2,500	2,500,000

				5,351,710

Nebraska–0.96%
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS–AGM)(a)	5.00%	01/01/13	2,000	2,140,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Nevada–1.87%
Director of the State of Nevada Department of Business & Industry (Republic Services, Inc.); Series 2001, Solid Waste Disposal RB(b)(g)(h)	5.63%	06/01/18	$1,100	$1,161,930

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	1,475	1,628,739

Washoe School District; Series 2008 A, School Improvement Limited Tax GO Bonds	4.75%	06/01/26	1,405	1,383,279

				4,173,948

New Jersey–1.44%
Monmouth (County of) Improvement Authority;
Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/16	1,010	1,086,942

Series 2007, Governmental Loan RB (INS–AMBAC)(a)	5.00%	12/01/17	2,000	2,134,720

				3,221,662

New Mexico–1.07%
New Mexico (State of) Finance Authority;
Series 2007 C, Sub. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/15/13	1,000	1,079,850

Series 2007 C, Sub. Lien Public Revolving Fund RB (INS–NATL)(a)	5.00%	06/15/14	1,200	1,314,732

				2,394,582

New York–0.56%
Suffolk (County of) Industrial Development Agency (2000 New York Institute of Technology); Series 2000 A, Ref. Civil Facility RB	5.00%	03/01/26	1,300	1,256,827

Ohio–1.13%
Cleveland (City of) (Bridges & Roadways Improvements); Series 2008 B, Sub. Lien Income Tax RB (INS–AGC)(a)	5.00%	10/01/25	1,555	1,601,992

Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(b)	5.88%	06/01/16	865	929,867

				2,531,859

Oregon–0.64%
Gilliam (County of) (Waste Management, Inc.); Series 2003 A, Solid Waste Disposal RB(b)(g)	4.88%	05/01/12	1,400	1,424,066

Pennsylvania–5.13%
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2008 A, RB	5.00%	09/01/18	3,000	3,286,920

Cranberry (Township of); Series 2001 B, Unlimited Tax GO Bonds (INS–NATL)(a)	4.80%	12/01/18	1,310	1,342,082

Girard School District;
Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	10/01/18	700	518,280

Series 1992 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	10/01/19	250	173,023

Montour School District; Series 1993 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(c)	0.00%	01/01/13	300	286,938

Penn Hills Municipality;
Series 1995 B, Unlimited Tax GO Bonds(c)(d)	0.00%	06/01/12	1,615	1,543,536

Series 1995 B, Unlimited Tax GO Bonds(c)	0.00%	12/01/13	210	187,139

Pennsylvania (State of) Finance Authority (Aliquippa School District); Series 1994, CAB RB(c)	0.00%	06/01/12	685	670,601

Philadelphia (City of) Authority for Industrial Development (City of Philadelphia–One Benjamin Franklin Parkway); Series 2007 C, Ref. Lease RB (INS–AGM)(a)	5.00%	02/15/15	2,150	2,388,113

Pittsburgh (City of) Water & Sewer Authority; Series 2007 A, Ref. First Lien Water & Sewer System RB (INS–AGM)(a)	5.00%	09/01/13	1,000	1,084,270

				11,480,902

Puerto Rico–0.85%
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, Power RB	5.00%	07/01/24	2,000	1,904,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–0.40%
Lexington (County of) Health Services District, Inc.; Series 2007, Ref. Hospital RB	5.00%	11/01/16	$165	$177,535

Richland (County of) (International Paper); Series 2003 A, Ref. Environmental Improvement RB(g)	6.10%	04/01/23	725	726,711

				904,246

Tennessee–0.68%
Memphis (City of) & Shelby (County of) Sports Authority, Inc. (Memphis Area); Series 2007 C, Ref. RB (INS–NATL)(a)	5.00%	11/01/13	1,410	1,513,973

Texas–10.20%
Amarillo (City of); Series 2007, Combination Limited Tax Ctfs. of GO Bonds (INS–NATL)(a)	5.00%	05/15/13	1,020	1,107,455

Bexar (County of); Series 2007, Combination Flood Control Limited Tax Ctfs. of GO Bonds (INS–AGM)(a)	5.00%	06/15/14	1,330	1,490,943

Brownsville (City of); Series 2008 A, Ref. Utilities System Revenue RB (INS–AGM)(a)	5.00%	09/01/23	1,240	1,292,737

Capital Area Cultural Education Facilities Finance Corp.(The Roman Catholic Diocese of Austin); Series 2005 A, RB	5.50%	04/01/23	1,670	1,614,523

Greenville (City of); Series 2010, Ref. & Improvement Electric Utility System RB	5.00%	02/15/26	2,475	2,490,865

Harris (County of) Health Facilities Development Corp. (TECO); Series 2008, Thermal Utility RB (INS–AGC)(a)	5.25%	11/15/24	1,950	2,035,078

Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(a)(c)	0.00%	09/01/25	2,575	1,138,330

Houston (City of);
Series 2007 A, Ref. Public Improvement Limited Tax GO Bonds (INS–NATL)(a)	5.00%	03/01/16	1,000	1,139,040

Series 2007 B, Ref. First Lien Combined Utility System RB (INS–NATL)(a)	5.00%	11/15/13	1,000	1,101,480

Houston Community College System Public Facility Corp. (Northline Mall Campus); Series 2007, Lease RB (INS–AMBAC)(a)	4.00%	04/15/12	1,465	1,517,213

Lubbock (City of); Series 2007 A, Waterworks System Surplus Ctfs. of Obligation Limited Tax (INS–AGM)(a)	5.00%	02/15/14	1,355	1,500,459

Sam Rayburn Municipal Power Agency; Series 2002 A, Ref. RB	6.00%	10/01/21	650	659,191

Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 B-1, Retirement Facility TEMPS-75 RB	7.25%	11/15/16	1,800	1,808,280

Texas (State of) Turnpike Authority (Central Texas Turnpike System); Series 2002 A, First Tier CAB RB (INS–AMBAC)(a)(c)	0.00%	08/15/18	5,700	3,928,212

				22,823,806

Utah–1.88%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB(c)(d)	0.00%	07/01/17	1,750	1,445,062

University of Utah;
Series 2007, COP (INS–AMBAC)(a)	5.00%	12/01/12	1,545	1,653,490

Series 2007, COP (INS–AMBAC)(a)	5.00%	12/01/13	1,000	1,101,390

				4,199,942

Washington–4.97%
Camas School District No. 117; Series 2007, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	12/01/13	1,500	1,654,170

Seattle (City of); Series 2007, Ref. Solid Waste RB	5.00%	02/01/18	1,795	1,989,381

Washington (State of);
Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(c)	0.00%	06/01/14	3,025	2,861,529

Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(c)	0.00%	06/01/15	3,250	2,968,907

Series 2005 C, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(c)	0.00%	06/01/16	1,885	1,654,615

				11,128,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–0.75%
Badger Tobacco Asset Securitization Corp.; Series 2002, Asset-Backed RB(d)	6.13%	06/01/27	$625	$650,863

Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin); Series 1998, RB (INS–AMBAC)(a)	5.63%	02/15/12	1,000	1,038,290

				1,689,153

Wyoming–0.45%
Uinta (County of) (Chevron U.S.A. Inc.); Series 1993, Ref. VRD PCR(e)	0.17%	08/15/20	1,000	1,000,000

TOTAL INVESTMENTS(i)–100.43% (Cost $217,528,455)				224,709,819

OTHER ASSETS LESS LIABILITIES–(0.43)%				(961,018)

NET ASSETS–100.00%				$223,748,801

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.*
BAN	– Bond Anticipation Note
CAB	– Capital Appreciation Bond
CIFG	– CIFG Assurance North America, Inc.
COP	– Certificates of Participation
Ctfs.	– Certificates
FTA	– Federal Transit Administration
GO	– General Obligation
Gtd.	– Guaranteed
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Zero coupon bond issued at a discount.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security subject to the alternative minimum tax.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2011 represented 0.52% of the Fund’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	27.66%

American Municipal Bond Assurance Corp.*	21.82

Assured Guaranty Municipal Corp.	21.40

*	AMBAC filed for bankruptcy on November 8, 2010

Portfolio Composition

By credit sector, based on total investments

Revenue Bonds	64.5%

General Obligation Bonds	34.1

Prerefunded Bonds	1.0

Other	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Municipal Fund

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $217,528,455)	$224,709,819

Receivable for:
Investments sold	1,000,000

Fund shares sold	95,187

Interest	2,565,594

Fund expenses absorbed	14,180

Investment for trustee deferred compensation and retirement plans	1,587

Other assets	45,221

Total assets	228,431,588

Liabilities:
Payable for:
Fund shares reacquired	1,435,699

Amount due custodian	3,106,288

Accrued fees to affiliates	36,999

Accrued other operating expenses	98,829

Trustee deferred compensation and retirement plans	4,972

Total liabilities	4,682,787

Net assets applicable to shares outstanding	$223,748,801

Net assets consist of:
Shares of beneficial interest	$338,827,612

Undistributed net investment income	1,689,891

Undistributed net realized gain (loss)	(123,950,066)

Unrealized appreciation	7,181,364

$223,748,801

Net Assets:
Class A	$71,875,984

Class B	$12,488

Class C	$606,129

Class Y	$151,254,200

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	6,281,181

Class B	1,091

Class C	52,947

Class Y	13,231,788

Class A:
Net asset value per share	$11.44

Maximum offering price per share (Net asset value of $11.44 divided by 95.25%)	$12.01

Class B:
Net asset value and offering price per share	$11.45

Class C:
Net asset value and offering price per share	$11.45

Class Y:
Net asset value and offering price per share	$11.43

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Municipal Fund

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Interest	$5,885,107

Expenses:
Advisory fees	499,303

Administrative services fees	46,467

Custodian fees	19,748

Distribution fees:
Class A	114,156

Class B	88

Class C	2,972

Transfer agent fees	20,390

Trustees’ and officers’ fees and benefits	14,295

Other	86,685

Total expenses	804,104

Net investment income	5,081,003

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(18,528)

Change in net unrealized appreciation (depreciation) of investment securities	(16,664,028)

Net realized and unrealized gain (loss)	(16,682,556)

Net increase (decrease) in net assets resulting from operations	$(11,601,553)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Municipal Fund

Statement of Changes in Net Assets

For the six months ended March 31, 2011 and the year ended September 30, 2010
(Unaudited)

	March 31,	September 30,
	2011	2010

Operations:
Net investment income	$5,081,003	$15,110,466

Net realized gain (loss)	(18,528)	(23,417,004)

Change in net unrealized appreciation (depreciation)	(16,664,028)	21,209,655

Net increase (decrease) in net assets resulting from operations	(11,601,553)	12,903,117

Distributions to shareholders from net investment income:
Class A	(1,541,828)	(4,046,400)

Class B	(198)	(85)

Class C	(7,831)	(2,346)

Class Y	(3,296,509)	(12,793,462)

Total distributions from net investment income	(4,846,366)	(16,842,293)

Share transactions–net:
Class A	(38,046,636)	32,579,119

Class B	3,255	10,085

Class C	53,814	579,985

Class Y	(68,348,080)	(214,067,863)

Net increase (decrease) in net assets resulting from share transactions	(106,337,647)	(180,898,674)

Net increase (decrease) in net assets	(122,785,566)	(184,837,850)

Net assets:
Beginning of period	346,534,367	531,372,217

End of period (includes undistributed net investment income of $1,689,891 and $1,455,254, respectively)	$223,748,801	$346,534,367

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Municipal Portfolio (the “Acquired Fund”), an investment portfolio of Morgan Stanley Institutional Fund Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class H, Class L and Class P shares received Class A shares of the Fund. Holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund.
  Information for the Acquired Fund’s Class H, Class L and Class P shares prior to the Reorganization is included with Class A shares and information for the Acquired Fund’s Class I shares is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert.

13        Invesco Municipal Fund

Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into

14        Invesco Municipal Fund

contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based at the annual rate of 0.375% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50% and 0.50%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended March 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2011, IDI advised the Fund that IDI retained $159 in front-end sales commissions from the sale of Class A shares and $1,358 from Class C shares for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs

15        Invesco Municipal Fund

(Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$224,709,819	$—	$224,709,819

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended March 31, 2011, the Fund paid legal fees of $807 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of September 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2017	$2,642,290

September 30, 2018	97,416,947

Total capital loss carryforward	$100,059,237

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

16        Invesco Municipal Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2011 was $1,797,853 and $109,092,429, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$8,747,483

Aggregate unrealized (depreciation) of investment securities	(1,172,867)

Net unrealized appreciation of investment securities	$7,574,616

Cost of investments for tax purposes is $217,135,203.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	March 31, 2011(a)		September 30, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	277,961	$3,288,562	8,300,378	$98,310,710

Class B(b)	1,651	19,329	842	10,000

Class C(b)	25,099	293,609	48,311	578,923

Class Y	589,743	6,823,055	3,661,335	43,402,158

Issued as reinvestment of dividends:
Class A	83,108	969,133	298,154	3,529,282

Class B(b)	10	112	7	85

Class C(b)	272	3,155	130	1,575

Class Y	251,993	2,936,803	1,008,958	11,956,447

Reacquired:
Class A	(3,634,100)	(42,304,331)	(5,836,446)	(69,260,873)

Class B(b)	(1,419)	(16,186)	—	—

Class C(b)	(20,823)	(242,950)	(42)	(513)

Class Y	(6,691,207)	(78,107,938)	(22,790,639)	(269,426,468)

Net increase (decrease) in share activity	(9,117,712)	$(106,337,647)	(15,309,012)	$(180,898,674)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010 for Class B and Class C shares.

17        Invesco Municipal Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
													expenses		expenses
			Net gains										to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends								net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	Distributions				Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	from net	Total	Redemption		value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	realized gains	Distributions	Fees		of period	Return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 03/31/11	$12.08	$0.21	$(0.65)	$(0.44)	$(0.20)	$—	$(0.20)	$—		$11.44	(3.70)%	$71,876	0.75	%(d)	0.75	%(d)	3.54	%(d)	1%
Year ended 09/30/10	12.09	0.41 †	0.04 †	0.45	(0.46)	—	(0.46)	—		12.08	3.87	115,443	0.80		0.84		3.42		7
Year ended 09/30/09	11.58	0.48	0.56	1.04	(0.53)	—	(0.53)	0.00	(e)	12.09	9.36	6,083	0.75	(f)	0.81	(f)	4.18	(f)(g)	5
Year ended 09/30/08(h)	12.70	0.42	(1.20)	(0.78)	(0.34)	—	(0.34)	0.00	(e)	11.58	(6.31)	8,593	0.80	(f)(i)	0.79	(f)(i)	4.56	(f)(g)(i)	43

Class B
Six months ended 03/31/11	12.08	0.16	(0.64)	(0.48)	(0.15)	—	(0.15)	—		11.45	(3.98)	12	1.50	(d)	1.50	(d)	2.79	(d)	1
Year ended 09/30/10(h)	11.88	0.11	0.19	0.30	(0.10)	—	(0.10)	—		12.08	2.54	10	1.50	(i)	1.50	(i)	2.72	(i)	7

Class C
Six months ended 03/31/11	12.09	0.16	(0.65)	(0.49)	(0.15)	—	(0.15)	—		11.45	(4.05)	606	1.50	(d)	1.50	(d)	2.79	(d)	1
Year ended 09/30/10(h)	11.88	0.11	0.20	0.31	(0.10)	—	(0.10)	—		12.09	2.62	585	1.50	(i)	1.50	(i)	2.72	(i)	7

Class Y
Six months ended 03/31/11	12.08	0.22	(0.66)	(0.44)	(0.21)	—	(0.21)	—		11.43	(3.66)	151,254	0.50	(d)	0.50	(d)	3.79	(d)	1
Year ended 09/30/10	12.08	0.45	0.04	0.49	(0.49)	—	(0.49)	—		12.08	4.21	230,496	0.47		0.51		3.75		7
Year ended 09/30/09	11.58	0.51	0.55	1.06	(0.56)	—	(0.56)	0.00	(e)	12.08	9.65	449,459	0.50	(f)	0.52	(f)	4.46	(f)(g)	5
Year ended 09/30/08	12.82	0.60	(1.24)	(0.64)	(0.55)	(0.05)	(0.60)	0.00	(e)	11.58	(5.24)	1,073,173	0.49	(f)	0.50	(f)	4.80	(f)(g)	43
Year ended 09/30/07	12.86	0.49	(0.01)	0.48	(0.52)	—	(0.52)	0.00	(e)	12.82	3.76	936,633	0.50	(f)	0.50	(f)	3.80	(f)	29
Year ended 09/30/06	12.66	0.39	0.29	0.68	(0.48)	—	(0.48)	0.00	(e)	12.86	5.53	662,162	0.49		0.49		3.09		43

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and it is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s) of $91,575, $18, $596 and $183,242 for Class A, Class B, Class C, and Class Y shares, respectively
(e)	Amount is less than $0.005 per share.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is less than 0.005%, 0.01% and less than 0.005% for the years ended September 30, 2009, 2008 and 2007, respectively.
(g)	Ratio of net investment income to average net assets without fee waivers and/or expenses absorbed was 4.12% and 4.55% for Class A shares and 4.44% and 4.79% for Class Y shares for the years ended September 30, 2009 and 2008, respectively.
(h)	Commencement date of January 2, 2008 for Class A shares and June 1, 2010 for Class B and Class C shares.
(i)	Annualized.
†	Subsequent to issuance of its September 30, 2010 financial statements, the Fund identified an error solely related to the net investment income per share and net gains (losses) on securities per share amounts included within the financial highlights for the fiscal year ended September 30, 2010. The financial highlights above reflect the revised ratios.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Intermediate Term Municipal Income Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund limited public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

18        Invesco Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$963.00	$3.67	$1,021.19	$3.78	0.75%

B	1,000.00	959.40	7.33	1,017.45	7.54	1.50

C	1,000.00	959.50	7.33	1,017.45	7.54	1.50

Y	1,000.00	963.40	2.45	1,022.44	2.52	0.50

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

19        Invesco Municipal Fund

Go Paperless with eDelivery Visit invesco.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees: – environmentally friendly. Go green by reducing the number of trees used to produce paper. – economical. Help reduce your fund’s printing and delivery expenses and put more capital back in your fund’s returns. This service is provided by Invesco Investment Services, Inc. – efficient. Stop waiting for regular mail. Your documents will be sent via email as soon as they’re available. – easy. Download, save and print files using your home computer with a few clicks of your mouse.

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-MUNI-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen California Insured Tax Free Fund
Semiannual Report to Shareholders ▪ March 31, 2011
 Nasdaq:
A: VKCIX ▪ B: VCIBX ▪ C: VCICX ▪ Y: VCIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
17	Financial Highlights
21	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-8.23%

Class B Shares	-8.33

Class C Shares	-8.54

Class Y Shares	-8.13

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	-3.68

Barclays Capital California Insured Municipal Index■ (Style-Specific Index)	2.06

▼Lipper Inc.; ■ Invesco, IDC via FactSet Research
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Barclays Capital California Insured Municipal Index tracks the performance of California-issued municipal bonds with two or more years to maturity.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen California Insured Tax Free Fund

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

			After Taxes
		After Taxes	on Distributions
	Before	on	and Sale of
	Taxes	Distributions	Fund Shares
Class A Shares

Inception (12/13/85)	5.40%	5.37%	5.43%

10 Years	2.17	2.11	2.46

5 Years	-0.29	-0.31	0.39

1 Year	-7.50	-7.50	-3.34

Class B Shares

Inception (4/30/93)	3.64%	3.60%	3.74%

10 Years	2.50	2.44	2.70

5 Years	0.29	0.28	0.89

1 Year	-7.84	-7.85	-3.59

Class C Shares

Inception (8/13/93)	3.06%	3.02%	3.17%

10 Years	1.93	1.87	2.17

5 Years	-0.03	-0.04	0.52

1 Year	-4.49	-4.49	-1.57

Class Y Shares

Inception (8/12/05)	1.04%	0.99%	1.56%

5 Years	0.92	0.91	1.48

1 Year	-2.71	-2.71	-0.06

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen California Insured Tax Free Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen California Insured Tax Free Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.95%, 1.35%, 1.67% and 0.70%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2005, the CDSC on Class B shares declines from 3% at the time of purchase to 0% at the beginning of the fifth year. For shares purchased after June 1, 2005 and before June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
3	Invesco Van Kampen California Insured Tax Free Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
4	Invesco Van Kampen California Insured Tax Free Fund

Schedule of Investments

March 31, 2011
(Unaudited)

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Municipal Bonds–104.8%
California–104.8%
Alhambra, CA City Elem Sch Dist Cap Apprec, Ser A (AGM Insd)	*	09/01/20	$1,925	$1,141,217

Apple Valley, CA Pub Fin Auth Lease Rev Town Hall Annex Proj, Ser A (AMBAC Insd)	5.000%	09/01/27	2,365	2,355,729

Arcadia, CA Uni Sch Dist Election 2006, Ser A (AGM Insd)	5.000%	08/01/37	1,500	1,423,155

Bakersfield, CA Wastewater Rev, Ser A (AGM Insd)	5.000%	09/15/32	1,000	973,670

Bay Area Govt Assn CA Lease Rev Cap Proj, Ser A (AMBAC Insd)	5.250%	07/01/17	1,430	1,435,920

Bay Area Govt Assn CA Lease Rev West Sacramento, Ser A (Syncora Gtd)	5.000%	09/01/29	2,735	2,561,218

Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1(a)	5.000%	04/01/39	1,250	1,167,150

Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1(a)	5.125%	04/01/39	1,500	1,427,295

Bonita, CA Uni Sch Dist Election 2004, Ser A (NATL Insd)	5.000%	08/01/28	1,000	989,650

Brea & Olinda, CA Uni Sch Dist Ctf Partn Rfdg, Ser A (AGM Insd)	5.500%	08/01/18	1,850	1,893,530

Byron Bethany JT Pwrs Auth CA Lease Rev Admin Bldg Proj, Ser A (CIFG Insd)	4.625%	10/01/32	515	473,810

California Ed Fac Auth Rev Claremont McKenna College(a)	5.000%	01/01/38	2,100	1,994,475

California Ed Fac Auth Rev Univ Pacific (NATL Insd)	5.875%	11/01/20	2,040	2,046,528

California Ed Fac Auth Rev Univ Southn CA, Ser A(a)	5.250%	10/01/39	1,800	1,818,324

California Hlth Fac Fin Auth Rev Adventist Hlth Sys West, Ser A	5.750%	09/01/39	500	469,445

California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000%	07/01/39	500	500,910

California Hlth Fac Fin Auth Rev Childrens Hosp (AGM Insd)	5.250%	07/01/38	1,700	1,475,685

California Hlth Fac Fin Auth Rev Providence Hlth & Svcs, Ser C	6.500%	10/01/38	980	1,060,821

California Hlth Fac Fin Auth Rev Providence Hlth & Svcs, Ser C (Prerefunded @ 10/01/18)	6.500%	10/01/38	20	25,401

California Hlth Fac Fin Auth Rev Scripps Hlth, Ser A	5.000%	11/15/36	500	433,200

California Muni Fin Auth Ctf Partn Cmnty Hosp Cent CA	5.250%	02/01/37	500	390,175

California Muni Fin Auth Rev Eisenhower Med Ctr, Ser A	5.500%	07/01/30	500	446,485

California Muni Fin Auth Rev Eisenhower Med Ctr, Ser A	5.750%	07/01/40	500	443,425

California Spl Dist Assn Fin Corp Ctf Partn Spl Dist Fin Pgm, Ser DD (AGM Insd)	5.625%	01/01/27	1,050	974,788

California St (FGIC Insd)	6.250%	09/01/12	640	663,034

California St Univ Rev Systemwide, Ser A (AGL Insd)	5.250%	11/01/38	1,000	915,740

California St Univ Rev Systemwide, Ser A (AGM Insd)	5.000%	11/01/39	500	439,425

California Statewide Cmnty Dev Auth Rev Amern Baptist Homes West	6.250%	10/01/39	500	467,950

California Statewide Cmnty Dev Auth Rev FHA Insd Mtg Methodist Hosp Proj (FHA Gtd)	6.750%	02/01/38	500	541,980

California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250%	11/15/41	500	521,055

Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt Proj Rfdg, Ser A (NATL Insd)	7.000%	08/01/12	2,000	2,160,800

Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000%	08/01/26	100	100,986

Cerritos, CA Cmnty College Dist Election 2004, Ser A (NATL Insd)	5.000%	08/01/28	125	125,429

Coachella, CA Fin Auth Tax Alloc Rev Redev Proj 1 & 2 Rfdg, Ser A (Syncora Gtd)	5.250%	12/01/30	1,160	936,364

Desert, CA Cmnty College Dist, Ser C (AGM Insd)	5.000%	08/01/37	2,500	2,341,825

East Bay, CA Mun Util Dist Wtr Sys Rev, Ser A (AGM Insd)(b)	0.300%	06/01/25	1,500	1,500,000

El Dorado, CA Irr Dist Ctf Partn, Ser A (AGL Insd)	5.750%	08/01/39	1,000	1,000,810

El Monte, CA Un High Sch Dist Election Of 2008, Ser A (AGL Insd)	5.500%	06/01/34	1,000	1,000,240

Fairfield, CA Cmnty Fac Dist Spl Tax No 3 North Cordelia Gen Impt	6.000%	09/01/32	1,200	1,154,100

Fairfield, CA Ctf Partn Fairfield Wtr, Ser A (NATL Insd)	5.000%	04/01/42	2,330	1,929,030

Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj Rfdg (NATL Insd)	5.000%	09/01/21	1,480	1,363,272

See accompanying notes which are an integral part of the financial statements.

5        Invesco Van Kampen California Insured Tax Free Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

California–(continued)

Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900%	08/01/17	$590	$654,711

Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900%	08/01/18	630	693,989

Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900%	08/01/19	675	737,417

Fresno, CA Uni Sch Dist Rfdg, Ser C (NATL Insd)	5.900%	08/01/20	720	780,883

Glendora, CA Pub Fin Auth Rev Tax Alloc Proj No 1, Ser A (NATL Insd)	5.000%	09/01/24	2,425	2,125,803

Golden Vly Uni Sch Dist CA Election 2006, Ser A (AGM Insd)	5.000%	08/01/41	1,000	879,250

Hanford, CA Jt Un High Sch Dist Election 1998, Ser C (NATL Insd)	5.700%	08/01/28	2,230	2,337,910

Hawaiian Gardens, CA Redev Agy Proj No 1 Tax Alloc, Ser A (AMBAC Insd)	5.000%	12/01/25	2,275	1,902,150

Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000%	09/01/31	2,025	1,413,895

Indio, CA Redev Agy Tax Alloc Sub Merged Redev Proj Area, Ser A	5.625%	08/15/35	250	211,717

Inglewood, CA Redev Agy Tax Alloc Merged Redev Proj Rfdg, Ser A (AMBAC Insd)	5.250%	05/01/23	2,000	1,753,200

Irvine, CA Pub Fac & Infrastructure Auth Assmt Rev, Ser B (AMBAC Insd)	5.000%	09/02/23	1,670	1,469,049

Kern Cnty, CA Ctfs Partn Cap Impt Proj, Ser A (AGL Insd)	5.750%	08/01/35	1,000	1,004,910

La Quinta, CA Fin Auth Loc Agy Rev, Ser A (AMBAC Insd)	5.250%	09/01/24	2,000	1,797,840

Lodi, CA Wastewater Sys Rev Ctf Partn, Ser A (AGM Insd)	5.000%	10/01/37	1,000	928,710

Los Angeles, CA Cmnty College Dist 2003 Election, Ser F1(a)	5.000%	08/01/33	2,000	1,910,500

Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev, Ser C (NATL Insd)	5.000%	07/01/26	1,000	1,014,140

Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-1 (AMBAC Insd)	5.000%	07/01/37	1,000	952,890

Los Angeles, CA Dept Wtr & Pwr Wtrwks Rev Sys Sub, Ser A-2 (AMBAC Insd)	5.000%	07/01/44	1,000	934,790

Los Angeles, CA Mtg Rev FHA Sec 8 Asstd Proj Rfdg, Ser A (NATL Insd)	6.100%	07/01/25	535	535,407

Los Angeles, CA Uni Sch Dist Election 2004, Ser H (AGM Insd)	5.000%	07/01/32	1,000	955,190

Los Angeles Cnty, CA Ctf Partn Disney Pkg Proj Rfdg (AMBAC Insd)	4.750%	03/01/23	1,000	844,530

Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier, Ser A (AMBAC Insd)	5.000%	07/01/35	1,000	995,050

Los Angeles Cnty, CA Sch Regionalized Business Svcs Ctf Cap Apprec Pooled Fin, Ser A (AMBAC Insd)	*	08/01/24	1,265	463,243

Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000%	07/01/35	1,520	1,516,702

Monrovia, CA Fin Auth Lease Rev Hillside Wilderness Preserve (AMBAC Insd)	5.000%	12/01/20	1,105	1,110,282

Montclair, CA Redev Agy Tax Allocation Redev Proj No V Rfdg (NATL Insd)	5.000%	10/01/20	2,000	1,797,300

Montebello Calif Uni Sch Dist Election Of 2004, Ser A-1 (AGL Insd)	5.250%	08/01/34	1,000	967,920

Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B(c)	6.500%	03/01/28	1,000	929,780

Mountain View, CA Shoreline Regl Pk Cmnty Tax Alloc, Ser A (NATL Insd)	5.250%	08/01/16	1,570	1,578,698

Norco, CA Fin Auth Enterprise Rev Rfdg (AGM Insd)	5.625%	10/01/34	1,000	997,410

Oceanside, CA Ctf Partn Rfdg, Ser A (AMBAC Insd)	5.200%	04/01/23	1,300	1,278,719

Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)	5.000%	10/01/25	1,145	982,387

Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj Rfdg, Ser A (NATL Insd)	5.250%	11/01/19	1,340	1,381,125

Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750%	11/01/39	500	475,740

Panama-Buena Vista Uni Sch Dist CA Ctf Partn Sch Constr Proj (NATL Insd)	5.000%	09/01/30	1,045	961,431

Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250%	08/01/30	1,600	1,557,264

Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500%	08/01/31	1,000	1,028,760

Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000%	02/01/15	2,020	2,021,737

Pomona, CA Pub Fin Auth Rev Merged Redev Proj, Ser AD (NATL Insd)	5.000%	02/01/16	1,110	1,110,599

Pomona, CA Pub Fin Auth Rev Sub Merged Redev Proj	5.125%	02/01/33	1,000	782,370

Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg (NATL Insd)	6.000%	04/01/19	1,360	1,416,930

Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Hsg Set Aside, Ser A (NATL Insd)	5.000%	09/01/34	1,000	748,150

Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj (NATL Insd)	5.375%	09/01/25	3,000	2,641,020

See accompanying notes which are an integral part of the financial statements.

6        Invesco Van Kampen California Insured Tax Free Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

California–(continued)

Rancho Mirage, CA Jt Pwr Fin Auth Ctf Partn Eisenhower Med Rmkt, Ser B (NATL Insd)	4.875%	07/01/22	$1,000	$947,200

Redding, CA Redev Agy Tax Alloc Canby Hilltop Cypress Redev, Ser A (NATL Insd)	5.000%	09/01/23	1,400	1,288,378

Riverside, CA Elec Rev Issue, Ser D (AGM Insd)	5.000%	10/01/28	500	497,405

Riverside, CA Elec Rev Issue, Ser D (AGM Insd)	5.000%	10/01/38	1,800	1,650,546

Riverside, CA Wtr Rev, Ser B (AGM Insd)	5.000%	10/01/33	1,000	982,110

Riverside Cnty, CA Transn Commn Sales Tax Rev Ltd Tax, Ser A	5.000%	06/01/32	500	477,645

Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj, Ser H (NATL Insd)	4.375%	08/01/30	6,375	4,762,444

Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000%	07/01/32	1,000	916,610

Sacramento Cnty, CA Arpt Sys Rev Sr, Ser A (AGM Insd)	5.000%	07/01/41	1,015	874,027

Sacramento Cnty, CA San Dist Fin Auth Rev Sacramento Regl Cnty San (NATL Insd)	5.000%	12/01/29	2,000	2,027,580

San Diego, CA Cmnty College Dist Election 2002(a)	5.250%	08/01/33	1,500	1,506,420

San Diego, CA Pub Fac Fin Auth Rev Pooled Fin Southcrest, Ser B (Radian Insd)	5.250%	10/01/27	2,535	2,214,855

San Francisco, CA City & Cnty Arpt Commn Intl Arpt, Ser E	6.000%	05/01/39	1,000	1,038,160

San Jose Evergreen CA Cmnty College Dist Election 2004, Ser B (AGM Insd)	*	09/01/31	3,110	786,239

San Leandro, CA Ctf Partn Jt Proj Area Fin (NATL Insd)	5.100%	12/01/26	1,000	958,280

Shafter, CA Cmnty Dev Agy Tax Alloc Rev Cmnty Dev Proj Area No 1 Rfdg, Ser A (AGM Insd)(d)	5.000%	11/01/36	1,460	1,288,406

Sierra View Loc Hlthcare Dist CA Rev	5.250%	07/01/32	500	448,615

South Gate, CA Pub Fin Auth Tax Alloc Rev South Gate Redev Proj No 1 (Syncora Gtd)	5.750%	09/01/22	1,000	964,300

Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	5.375%	12/01/22	2,365	1,881,097

Southern CA Logistics Arpt Auth Southn CA Logistics Arpt	6.100%	12/01/37	1,250	887,450

Southern CA Pub Pwr Auth Transmission Proj Rev Ref Southern Transmiss, Ser A (AGM Insd)(b)	0.330%	07/01/21	700	700,000

Temecula, CA Redev Agy Tax Alloc Rev Temecula Redev Proj No 1 (NATL Insd)	5.125%	08/01/27	2,150	1,828,984

Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375%	06/01/38	1,000	682,980

Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125%	06/01/46	2,000	1,217,620

Turlock, CA Pub Fin Auth Tax Alloc Rev (AGM Insd)	5.000%	09/01/36	2,500	1,940,375

Twin Rivers, CA Uni Sch Dist Ctfs Partn Sch Fac Brdg Pgm (AGM Insd)(e)	3.500%	06/01/41	1,000	1,000,030

University CA Regt Med Ctr Pooled Rev, Ser A (BHAC Insd)	4.500%	05/15/47	2,555	2,120,906

University CA Rev, Ser O(a)	5.750%	05/15/23	705	795,014

University CA Rev, Ser O(a)	5.750%	05/15/25	1,050	1,166,151

Val Verde, CA Uni Sch Dist Ctf Partn Ref, Ser A (AGL Insd)	5.125%	03/01/36	1,475	1,351,823

Walnut, CA Enegry Ctr Auth Rev Rfdg, Ser A	5.000%	01/01/35	1,000	899,830

Washington, CA Uni Sch Dist Yolo Cnty Ctf Partn New High Sch Proj (AMBAC Insd)	5.125%	08/01/37	1,170	1,048,028

West Contra Costa, CA Uni Sch Dist Cabs (NATL Insd)	*	08/01/25	2,500	966,450

Westn Riverside Cnty, CA Wtr & Wastewater Fin Auth Wastern Muni Wtr Dist Impt (AGL Insd)	5.625%	09/01/39	1,000	995,030

Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/25	3,000	1,195,681

TOTAL INVESTMENTS(f)–104.9% (Cost $153,653,885)				141,972,213

FLOATING RATE NOTE OBLIGATIONS(g)–(5.7%)
Notes with interest rates ranging from 0.25% to 0.31% at 03/31/11 and contractual maturities of collateral ranging from 05/15/23 to 10/01/39 (See Note 1K)				(7,690,000)

OTHER ASSETS IN EXCESS OF LIABILITIES–0.8%				1,136,843

NET ASSETS–100.0%				$135,419,056

See accompanying notes which are an integral part of the financial statements.

7        Invesco Van Kampen California Insured Tax Free Fund

Investments Abbreviations:

AGL	– Assured Guaranty Ltd.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.**
BHAC	– Berkshire Hathaway Assurance Corp.
CIFG	– CDC IXIS Financial Guaranty
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
NATL	– National Public Finance Guarantee Corp.
Radian	– Radian Asset Assurance
Syncora Gtd	– Syncora Guaranteed Limited

Notes to Schedule of Investments:

*	Zero coupon bond
(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1K.
(b)	Demand security payable upon demand by the Fund at a specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $929,780, which represented 0.69% of the Fund’s Net Assets.
(d)	Security has been deemed illiquid.
(e)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	31.01%

Assured Guaranty Municipal Corp.	22.44

American Municipal Bond Assurance Corp.**	13.61

Assured Guaranty Ltd.	5.10

(g)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at March 31, 2011. At March 31, 2011, the Fund’s investments with a value of $11,785,329 are held by the Dealer Trusts and serve as collateral for the $7,690,000 in the floating rate note obligations outstanding at that date.
**	AMBAC filed for bankruptcy on November 8, 2010.

Top Five Fixed Income Holdings

Rohnert Pk, CA Cmnty Dev Commn Tax Alloc Rev Hsg Redev Proj	3.4%

Rancho Cucamonga, CA Redev Agy Tax Alloc Rancho Redev Proj	1.9

Bay Area Govt Assn CA Lease Rev West Sacramento	1.8

Apple Valley, CA Pub Fin Auth Lease Rev Town Hall Annex Proj	1.7

Desert, CA Cmnty College Dist	1.6

See accompanying notes which are an integral part of the financial statements.

8        Invesco Van Kampen California Insured Tax Free Fund

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $153,653,885)	$141,972,213

Receivables:
Interest	1,927,611

Investment sold	493,793

Fund shares sold	210,688

Investment for trustee deferred compensation and retirement plans	1,147

Total assets	144,605,452

Liabilities:
Floating rate note obligations	7,690,000

Payables:
Custodian bank	1,044,898

Fund shares repurchased	166,092

Income distributions	114,701

Accrued other operating expenses	111,953

Accrued fees to affiliates	55,811

Trustees’ deferred compensation and retirement plans	2,941

Total liabilities	9,186,396

Net assets applicable to shares outstanding	$135,419,056

Net assets consist of:
Shares of beneficial interest	$160,851,816

Undistributed net investment income	429,392

Unrealized appreciation (depreciation)	(11,681,672)

Undistributed net realized gain (loss)	(14,180,480)

$135,419,056

Net Assets:
Class A	$122,640,971

Class B	$3,739,769

Class C	$7,837,254

Class Y	$1,201,062

Share outstanding, $0.001 per value per share, unlimited number of shares authorized:
Class A	8,038,508

Class B	240,645

Class C	513,356

Class Y	78,803

Class A:
Net asset value per share	$15.26

Maximum offering price per share (Net asset value of $15.26 divided by 95.25%)	$16.02

Class B:
Net asset value and offering price per share	$15.54

Class C:
Net asset value and offering price per share	$15.27

Class Y:
Net asset value and offering price per share	$15.24

See accompanying notes which are an integral part of the financial statements.

9        Invesco Van Kampen California Insured Tax Free Fund

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Interest	$4,288,998

Expenses:
Advisory fee	369,094

Distribution fees:
Class A	172,645

Class B	6,509

Class C	39,171

Report to shareholders	44,532

Transfer agent fees	42,817

Interest, facilities and maintenance fees	36,240

Trustees’ and officers’ fees and benefits	2,646

Administrative services fees	24,932

Custodian fees	10,510

Other	14,781

Total expenses	763,877

Net investment income	3,525,121

Realized and unrealized gain (loss):
Net realized gain (loss)	(960,709)

Unrealized appreciation (depreciation):
Beginning of the period	4,686,984

End of the period	(11,681,672)

Net unrealized appreciation (depreciation) during the period	(16,368,656)

Net realized and unrealized gain (loss)	(17,329,365)

Net increase (decrease) in net assets from operations	$(13,804,244)

See accompanying notes which are an integral part of the financial statements.

10        Invesco Van Kampen California Insured Tax Free Fund

Statements of Changes in Net Assets

For the six months ended March 31, 2011 and the year ended September 30, 2010
(Unaudited)

	March 31,	September 30,
	2011	2010

Operations:
Net investment income	$3,525,121	$7,811,534

Net realized gain (loss)	(960,709)	(1,098,943)

Net unrealized appreciation (depreciation) during the period	(16,368,656)	1,114,314

Net increase (decrease) in net assets resulting from operations	(13,804,244)	7,826,905

Distributions to shareholders from net investment income:
Class A	(3,213,231)	(7,233,300)

Class B	(115,259)	(284,719)

Class C	(165,273)	(353,842)

Class Y	(24,209)	(15,430)

Total distributions from net investment income	(3,517,972)	(7,887,291)

Net increase (decrease) in net assets from investment activities	(17,322,216)	(60,386)

From capital transactions:
Proceeds from shares sold	4,560,845	14,385,854

Net asset value of shares issued through dividend reinvestment	2,780,280	6,357,503

Cost of shares repurchased	(29,094,525)	(36,904,766)

Net increase (decrease) in net assets from capital transactions	(21,753,400)	(16,161,409)

Total increase (decrease) in net assets	(39,075,616)	(16,221,795)

Net assets:
Beginning of the period	174,494,672	190,716,467

End of the period (including undistributed net investment income of $429,392 and $422,243, respectively)	$135,419,056	$174,494,672

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen California Insured Tax Free Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen California Insured Tax Fee Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Tax Free Trust. The Acquired Fund was reorganized on June 1, 2010, (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”)
  The Fund’s investment objective is to provide only California investors with a high level of current income exempt from federal and California income taxes, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured California municipal securities.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

11        Invesco Van Kampen California Insured Tax Free Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into

12        Invesco Van Kampen California Insured Tax Free Fund

contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
M.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

13        Invesco Van Kampen California Insured Tax Free Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $100 million	0.50%

Next $150 million	0.45%

Next $250 million	0.425%

Over $500 million	0.40%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.95%, 1.70%, 1.70% and 0.70% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2011, IDI advised the Fund that IDI retained $4,710 in front-end sales commissions from the sale of Class A shares and $936, $5,459 and $275 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

14        Invesco Van Kampen California Insured Tax Free Fund

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$141,972,213	$—	$141,972,213

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended March 31, 2011, the Fund paid legal fees of $691 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company (“SSB”), the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the six months ended March 31, 2011 were $8,892,143 and 0.82%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of September 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2016	$803,875

September 30, 2017	4,399,730

September 30, 2018	7,025,583

Total capital loss carryforward	$12,229,188

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco Van Kampen California Insured Tax Free Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2011 was $3,196,247 and $27,070,601 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,234,067

Aggregate unrealized (depreciation) of investment securities	(12,799,158)

Net unrealized appreciation (depreciation) of investment securities	$(11,565,091)

Cost of investments for tax purposes is $153,537,304.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	March 31, 2011(a)				September 30, 2010
	Shares		Value		Shares		Value

Sales:
Class A	181,997	(b)	$2,908,451	(b)	694,475	(c)	$11,505,316	(c)

Class B	6,563		112,359		43,931		738,443

Class C	40,572		657,724		104,789		1,739,987

Class Y	54,484		882,311		23,997		402,108

Total Sales	283,616		$4,560,845		867,192		$14,385,854

Dividend Reinvestment:
Class A	161,215		$2,562,136		354,583		$5,883,700

Class B	5,299		85,738		12,663		213,475

Class C	7,275		115,564		15,384		255,349

Class Y	1,074		16,842		297		4,979

Total Dividend Reinvestment	174,863		$2,780,280		382,927		$6,357,503

Repurchases:
Class A	(1,626,485)		$(25,758,366)		(1,819,602)		$(30,232,589)

Class B	(126,713	)(b)	(2,024,301	)(b)	(182,921	)(c)	(3,089,972	)(c)

Class C	(71,429)		(1,146,835)		(204,611)		(3,391,151)

Class Y	(10,577)		(165,023)		(11,555)		(191,054)

Total Repurchases	(1,835,204)		$(29,094,525)		(2,218,689)		$(36,904,766)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 52% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 55,035 Class B shares into 55,981 Class A shares at a value of $882,954.
(c)	Includes automatic conversion of 87,449 Class B shares into 88,954 Class A shares at a value of $1,483,855.

NOTE 9—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco California Tax-Free Income Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

16        Invesco Van Kampen California Insured Tax Free Fund

NOTE 10—Financial Highlights

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$17.02		$16.99		$15.92		$17.83		$18.57		$18.80

Net investment income(a)	0.37		0.73		0.72		0.77		0.72		0.71

Net realized and unrealized gain (loss)	(1.76)		0.04		1.09		(1.94)		(0.68)		0.03

Total from investment operations	(1.39)		0.77		1.81		(1.17)		0.04		0.74

Less:
Distributions from net investment income	0.37		0.74		0.74		0.74		0.71		0.73

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.07		0.24

Total distributions	0.37		0.74		0.74		0.74		0.78		0.97

Net asset value, end of the period	$15.26		$17.02		$16.99		$15.92		$17.83		$18.57

Total return	(8.23	)%(b)	4.72	%(b)	11.86	%(c)	(6.81	)%(c)	0.15	%(c)	4.14	%(c)

Net assets at end of the period (000’s omitted)	$122,641		$158,625		$171,467		$172,117		$194,232		$190,008

Portfolio turnover(e)	2%		9%		30%		34%		37%		31%

Ratios/supplemental data based on average net assets:
Without fee waivers and/or expense reimbursements	0.96	%(d)	0.97%		0.96%		1.29%		1.16%		0.91%

Without fee waivers and/or expense reimbursement excluding interest, facilities and maintenance fees(f)	0.91	%(d)	0.92%		0.95%		0.90%		0.93%		0.91%

Ratio of net investment income	4.65	%(d)	4.41%		4.61%		4.41%		3.91%		3.86%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $138,770.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.

17        Invesco Van Kampen California Insured Tax Free Fund

NOTE 10—Financial Highlights—(continued)

	Class B Shares
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$17.31		$17.29		$16.19		$18.12		$18.86		$19.07

Net investment income(a)	0.37		0.68		0.73		0.78		0.73		0.77

Net realized and unrealized gain (loss)	(1.78)		0.03		1.10		(1.97)		(0.69)		0.02

Total from investment operations	(1.41)		0.71		1.83		(1.19)		0.04		0.79

Less:
Distributions from net investment income	0.36		0.69		0.73		0.74		0.71		0.76

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.07		0.24

Total distributions	0.36		0.69		0.73		0.74		0.78		1.00

Net asset value, end of the period	$15.54		$17.31		$17.29		$16.19		$18.12		$18.86

Total return	(8.21	)%(b)(i)	4.29	%(b)(d)	11.82	%(c)(e)	(6.81	)%(c)(e)	0.10	%(c)(e)	4.40	%(c)(e)

Net assets at end of the period (000’s omitted)	$3,740		$6,153		$8,330		$11,174		$17,199		$25,262

Portfolio turnover(f)	2%		9%		30%		34%		37%		31%

Ratios/supplemental data based on average net assets:
Without fee waivers and/or expense reimbursements	0.96	%(g)(i)	1.37	%(d)	1.00	%(e)	1.30	%(e)	1.17	%(e)	0.69	%(e)

Without fee waivers and/or expense reimbursement excluding interest, facilities and maintenance fees(h)	0.91	%(g)(i)	1.32	%(d)	0.99	%(e)	0.90	%(e)	0.93	%(e)	0.69	%(e)

Ratio of net investment income	4.64	%(g)(i)	4.00	%(d)	4.57	%(e)	4.38	%(e)	3.90	%(e)	4.08	%(e)

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of 0.65%.
(e)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,222.
(h)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of 0.25%.

18        Invesco Van Kampen California Insured Tax Free Fund

NOTE 10—Financial Highlights—(continued)

	Class C Shares
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$17.03		$17.00		$15.94		$17.84		$18.58		$18.81

Net investment income(a)	0.32		0.61		0.60		0.66		0.58		0.57

Net realized and unrealized gain (loss)	(1.77)		0.04		1.08		(1.95)		(0.68)		0.03

Total from investment operations	(1.45)		0.65		1.68		(1.29)		(0.10)		0.60

Less:
Distributions from net investment income	0.31		0.62		0.62		0.61		0.57		0.59

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.07		0.24

Total distributions	0.31		0.62		0.62		0.61		0.64		0.83

Net asset value, end of the period	$15.27		$17.03		$17.00		$15.94		$17.84		$18.58

Total return	(8.54	)%(b)(i)	3.96	%(b)(d)	10.98	%(c)	(7.40	)%(c)(e)	(0.57	)%(c)(e)	3.36	%(c)

Net assets at end of the period (000’s omitted)	$7,837		$9,142		$10,562		$10,572		$10,658		$9,944

Portfolio turnover(f)	2%		9%		30%		34%		37%		31%

Ratios/supplemental data based on average net assets:
Without fee waivers and/or expense reimbursements	1.65	%(g)(i)	1.69	%(d)	1.76%		1.90	%(e)	1.88	%(e)	1.66%

Without fee waivers and/or expense reimbursement excluding interest, facilities and maintenance fees(h)	1.60	%(g)(i)	1.64	%(d)	1.75%		1.51	%(e)	1.65	%(e)	1.66%

Ratio of net investment income	3.96	%(g)(i)	3.69	%(d)	3.81%		3.82	%(e)	3.19	%(e)	3.11%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of 0.97%.
(e)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,405.
(h)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(i)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of 0.94%.

19        Invesco Van Kampen California Insured Tax Free Fund

NOTE 10—Financial Highlights—(continued)

	Class Y Sharesˆ
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$17.00		$16.98		$15.91		$17.82		$18.57		$18.80

Net investment income(a)	0.39		0.76		0.76		0.81		0.76		0.74

Net realized and unrealized gain (loss)	(1.76)		0.04		1.09		(1.94)		(0.69)		0.05

Total from investment operations	(1.37)		0.80		1.85		(1.13)		0.07		0.79

Less:
Distributions from net investment income	0.39		0.78		0.78		0.78		0.75		0.78

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.07		0.24

Total distributions	0.39		0.78		0.78		0.78		0.82		1.02

Net asset value, end of the period	$15.24		$17.00		$16.98		$15.91		$17.82		$18.57

Total return	(8.13	)%(b)	4.93	%(b)	12.14	%(c)	(6.57	)%(c)	0.35	%(c)	4.40	%(c)

Net assets at end of the period (000’s omitted)	$1,201		$575		$358		$3,371		$3,862		$3,892

Portfolio turnover(d)	2%		9%		30%		34%		37%		31%

Ratios/supplemental data based on average net assets:
Without fee waivers and/or expense reimbursements	0.71	%(e)	0.72%		0.70%		1.04%		0.91%		0.66%

Without fee waivers and/or expense reimbursement excluding interest, facilities and maintenance fees(f)	0.66	%(e)	0.67%		0.68%		0.65%		0.68%		0.66%

Ratio of net investment income	4.96	%(e)	4.59%		4.82%		4.65%		4.16%		4.11%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $984.
(f)	For the years ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
ˆ	On June 1, 2010 the Fund’s former Class I Shares were reorganized into Class Y shares.

20        Invesco Van Kampen California Insured Tax Free Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. With the exception of the actual ending account value and expenses of the Class S shares, the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010, through March 31, 2011. The actual ending account value and expenses of the Class S shares in the example below are based on an investment of $1,000 invested as of close of business September 25, 2009 (commencement date) and held through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period (as of close of business September 25, 2009 through March 31, 2011 for the Class S shares). Because the actual ending account value and expense information in the example is not based upon a six month period for the Class S shares, the ending account value and expense information may not provide a meaningful comparison to mutual funds that provide such information for a full six month period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$917.70	$4.59	$1,020.14	$4.84	0.96%

B	1,000.00	916.70	4.59	1,020.14	4.84	0.96

C	1,000.00	914.60	7.88	1,016.70	8.30	1.65

Y	1,000.00	918.70	3.40	1,021.39	3.58	0.71

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

21        Invesco Van Kampen California Insured Tax Free Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch.
In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CAITF-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Insured Tax Free Income Fund
Semiannual Report to Shareholders  ▪ March 31, 2011
Nasdaq:
A: VKMTX ▪ B: VMTBX ▪ C: VMTCX ▪ Y: VMTIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
14	Financial Statements
17	Financial Highlights
21	Notes to Financial Statements
27	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.19%

Class B Shares	-5.50

Class C Shares	-5.57

Class Y Shares	-5.01

Barclays Capital Municipal Bond Index▼ (Broad Market/Style-Specific Index)	-3.68

▼ Lipper Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2 Invesco Van Kampen Insured Tax Free Income Fund

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

				After Taxes
			After Taxes	on Distributions
		Before	on	and Sale of
		Taxes	Distributions	Fund Shares
Class A Shares

Inception (12/14/84)		6.11%	5.97%	6.04%

10	Years	2.46	2.27	2.63

5	Years	0.06	0.05	0.68

1	Year	-4.47	-4.48	-1.43

Class	B Shares

Incept	ion (5/3/93)	3.67%	3.53%	3.70%

10	Years	2.33	2.15	2.46

5	Years	-0.05	-0.07	0.49

1	Year	-5.24	-5.24	-2.13

Class C Shares

Inception (8/13/93)		3.11%	2.96%	3.15%

10	Years	2.17	1.99	2.30

5	Years	0.28	0.27	0.77

1	Year	-1.40	-1.41	0.37

Class Y Shares

Inception (8/12/05)		1.46%	1.38%	1.89%

5	Years	1.29	1.28	1.77

1	Year	0.57	0.56	2.01

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Insured Tax Free Income Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Insured Tax Free Income Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Before tax performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.96%, 1.71%, 1.71% and 0.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

3 Invesco Van Kampen Insured Tax Free Income Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
4 Invesco Van Kampen Insured Tax Free Income Fund

Schedule of Investments

March 31, 2011
(Unaudited)

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Municipal Bonds–104.4%
Alabama–0.9%
Birmingham, AL Wtrwks & Swr Brd Rev, Ser A (NATL Insd)	5.000%	01/01/21	$1,095	$1,117,798

Houston Cnty, AL Hlthcare Auth, Ser A (AMBAC Insd)	5.250%	10/01/30	3,670	3,188,863

Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250%	11/01/33	2,300	2,355,016

				6,661,677

Alaska–2.1%
Alaska St Intl Arpt Rev Rfdg, Ser B (NATL Insd)	5.000%	10/01/24	6,525	6,675,989

Alaska St Intl Arpt Rev Rfdg, Ser D (NATL Insd)	5.000%	10/01/24	9,570	9,791,450

				16,467,439

Arizona–1.6%
Arizona Hlth Fac Auth Rev Banner Hlth, Ser D (BHAC Insd)	5.500%	01/01/38	5,000	5,003,700

Arizona St Univ Ctf Partn Resh Infrastructure Proj (AMBAC Insd)	5.250%	09/01/24	885	907,258

Goodyear, AZ McDowell Rd Coml Corridor Impt Dist (AMBAC Insd)	5.250%	01/01/32	1,665	1,546,635

Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A(a)	5.000%	01/01/25	3,000	3,170,400

Salt River Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A(a)	5.000%	01/01/28	2,000	2,081,280

				12,709,273

California–18.3%
Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250%	09/01/35	3,780	2,721,978

Bell, CA Cmnty Hsg Auth Lease Rev Rfdg (AMBAC Insd)	5.000%	10/01/30	2,205	1,625,019

California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000%	07/01/39	3,000	3,005,460

California Hlth Fac Fin Auth Rev Sutter Hlth, Ser A (NATL Insd)	5.350%	08/15/28	1,630	1,565,762

California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	5.050%	02/01/29	8,810	8,220,082

California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300%	08/01/23	3,500	3,326,330

California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450%	08/01/28	4,000	3,605,120

California St Dept Vet Affairs Home Pur Rev, Ser A (AMT)(a)	4.950%	12/01/37	9,585	7,822,606

California St Dept Vet Affairs Home Pur Rev, Ser B (AMT)	5.150%	12/01/27	4,250	3,959,172

California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.000%	10/01/29	1,095	1,033,154

California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev Pooled Fin, Ser 2004A (AGM Insd)	5.250%	10/01/24	3,920	4,007,612

California Stwide Cmnty Dev Auth Wtr & Wastewtr Rev, Ser D (AGM Insd)	5.000%	10/01/26	4,615	4,484,119

Capistrano, CA Uni Sch Dist (NATL Insd)	5.000%	09/01/25	5,000	4,535,250

Desert Hot Springs, CA Redev Agy Tax Alloc Merged Redev Proj, Ser A-2	5.250%	09/01/28	2,000	1,574,460

Earlimart, CA Elem Sch Dist, Ser 1 (AMBAC Insd)	6.700%	08/01/21	425	493,570

Golden St Tob Sec Corp CA Tob Settlement Rev, Ser A-1	5.750%	06/01/47	1,010	674,579

Golden West Sch Fin Auth CA Rev Rfdg, Ser A (NATL Insd)	5.750%	08/01/19	265	289,560

Hawthorne, CA Cmnty Redev Agy Tax Alloc Proj Area No 2 (Syncora Gtd)	5.250%	09/01/36	7,000	5,613,580

Loma Linda, CA Redev Agy Tax Alloc, Ser A (Syncora Gtd)	5.250%	07/01/30	3,360	2,883,989

Los Angeles Cnty, CA Met Trans Auth Sales Tax Rev Prop A First Tier, Ser A (AMBAC Insd)	5.000%	07/01/35	2,000	1,990,100

Merced, CA Irr Dist Rev Ctf Partn Elec Sys Proj (Syncora Gtd)	5.250%	09/01/36	10,000	7,598,400

Metropolitan Wtr Dist Southn CA Wtrwks Rev, Ser A (AGM Insd)	5.000%	07/01/35	2,000	1,995,660

Paramount, CA Uni Sch Dist Election 2006 (AGM Insd)	5.250%	08/01/30	1,000	973,290

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Insured Tax Free Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

California–(continued)

Pittsburg, CA Uni Sch Dist Election 2006, Ser B (AGM Insd)	5.500%	08/01/31	$2,420	$2,489,599

Port Oakland, CA Rfdg Inter Lien, Ser A (NATL Insd) (AMT)	5.000%	11/01/29	4,000	3,386,520

Poway, CA Uni Sch Dist Spl Tax Cmnty Fac Dist No 6-4S Ranch (AMBAC Insd)	5.000%	09/01/35	7,500	5,865,150

Riverside, CA Elec Rev Issue, Ser D (AGM Insd)	5.000%	10/01/38	6,335	5,809,005

San Diego, CA Cmnty College Dist Election 2002(a)	5.250%	08/01/33	7,500	7,532,100

San Francisco, CA City & Cnty Arpts Commn Intl Arpt, Ser 23-A (AGM Insd) (AMT)	5.000%	05/01/30	2,390	2,195,502

San Marcos, CA Pub Fac Auth Rev Tax Increment Pass-Thru Rfdg, Ser A (AMBAC Insd)	5.000%	10/01/31	5,140	4,245,691

South Orange Cnty, CA Pub Fin Auth Spl Tax Rev Ladera Ranch, Ser A (AMBAC Insd)	5.000%	08/15/27	5,380	4,761,999

South Tahoe, CA Jt Pwr Fin Redev Proj Area No 1 Rfdg, Ser A (AMBAC Insd)	5.000%	10/01/35	2,000	1,528,740

Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125%	06/01/46	9,000	5,479,290

Twin Rivers, CA Uni Sch Dist Ctf Partn Sch Fac Brdg Pgm (AGM Insd)(b)(e)	3.500%	05/31/13	2,000	2,000,060

University CA Regt, Ser A (BHAC Insd)	4.500%	05/15/47	3,510	2,913,651

University CA Rev, Ser O(a)	5.750%	05/15/23	3,275	3,693,152

University CA Rev, Ser O(a)	5.750%	05/15/25	4,815	5,347,635

Vernon, CA Elec Sys Rev, Ser A	5.125%	08/01/21	3,000	3,018,600

Washington, CA Uni Sch Dist Yolo Cnty Partn New High Sch Proj (AMBAC Insd)	5.000%	08/01/30	2,840	2,443,167

West Contra Costa, CA Uni Sch Dist Cap Apprec (NATL Insd)	*	08/01/27	7,865	2,583,653

Yosemite, CA Cmnty College Dist Cap Apprec (AGM Insd)	*	08/01/24	3,570	1,539,670

				140,832,036

Colorado–2.6%
Colorado Ed & Cultural Fac Auth Rev Charter Sch Aurora Academy Sch Proj Rfdg, Ser A (Syncora Gtd)	5.250%	02/15/34	3,745	3,335,896

Colorado Ed & Cultural Fac Auth Rev Charter Sch Bromley Sch Proj Rfdg (Syncora Gtd)	5.250%	09/15/32	2,500	2,303,875

Colorado Ed & Cultural Fac Auth Rev Rfdg Charter Sch Challenge Proj Rfdg (CIFG Insd)	5.000%	06/01/37	1,070	941,696

Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250%	12/15/20	3,375	3,589,785

Colorado Springs, CO Hosp Rev Conv (AGM Insd)	5.250%	12/15/21	3,530	3,726,197

Compark Business Campus Met Dist Co Rfdg & Impt, Ser A (Radian Insd)	5.600%	12/01/34	2,000	1,491,800

Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000%	12/01/35	5,680	4,403,307

				19,792,556

District of Columbia–1.2%
District Columbia Income Tax Rev, Ser A(a)	5.000%	12/01/23	6,430	6,905,434

District Columbia Income Tax Rev, Ser B(a)	5.000%	12/01/24	2,570	2,744,297

				9,649,731

Florida–9.3%
Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950%	07/01/20	115	117,182

Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	5.800%	07/01/28	1,505	1,540,443

Florida Hsg Fin Corp Rev Homeowner Mtg, Ser 1 (GNMA Collateralized) (AMT)	6.000%	07/01/39	925	949,873

Florida Muni Ln Council Rev, Ser B (NATL Insd)	5.750%	11/01/14	575	579,911

Florida St Brd Ed Cap Outlay Pub Ed, Ser C(b)(h)	5.000%	06/01/11	1,185	1,205,998

Florida St Brd of Regt Hsg Rev (NATL Insd)	5.750%	07/01/14	750	758,017

Gulf Breeze, FL Rev Loc Govt (FGIC Insd)(e)	5.150%	12/01/15	1,340	1,324,067

Gulf Breeze, FL Rev Loc Govt (FGIC Insd)(b)(e)	5.650%	12/01/17	500	504,610

Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT)	5.375%	10/01/33	2,500	2,365,925

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Insured Tax Free Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Florida–(continued)

Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Rfdg (AMBAC Insd)(b)(e)	5.000%	03/15/12	$800	$825,632

Key West, FL Util Brd Elec Rev Cap Apprec, Ser D(c)	*	10/01/13	1,000	955,120

Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT)	5.000%	10/01/38	16,100	13,819,596

Miami-Dade Cnty, FL Ed Fac Auth Rev Univ Miami, Ser A (BHAC Insd)	5.500%	04/01/38	4,000	4,013,000

Miami-Dade Cnty, FL Expwy Auth, Ser A (AGL Insd)	5.000%	07/01/35	3,350	3,156,806

Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd)	5.250%	05/01/26	5,000	5,061,650

Miami-Dade Cnty, FL Wtr & Swr Rev Miami-Dade Cnty Wtr & Swr Sys (AGM Insd)	5.000%	10/01/39	4,500	4,264,695

Orange Cnty, FL Hlth Fac Auth Hosp-Orlando Reg Hlthcare, Ser A-1 (AGM Insd)(f)	0.290%	10/01/41	500	500,000

Orlando, FL Cmnty Redev Agy Tax Rep Drive Unvl Blvd Rfdg (AMBAC Insd)	5.125%	04/01/20	1,000	960,630

Palm Beach Cnty, FL Hlth Fac Auth Rev Waterford Proj	5.250%	11/15/17	2,200	2,244,220

Port Saint Lucie, FL Spl Assmt Rev Util Svc Area No 3 & 4A (NATL Insd)	5.000%	10/01/18	525	525,320

Port Saint Lucie, FL Util Rev Rfdg Sys (AGL Insd)	5.000%	09/01/35	1,500	1,410,360

Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd)(b)(e)	5.350%	05/01/18	3,000	3,128,880

Saint Johns Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Retirement, Ser A	5.625%	08/01/34	5,000	4,311,800

Saint Johns Cnty, FL Indl Dev Auth Professional Golf Proj Rfdg(b)(h)	5.250%	09/01/12	535	547,139

Saint Lucie Cnty, FL Sch Brd Ctf, Ser A(b)(h)	5.000%	07/01/11	1,000	1,018,280

Seminole Tribe FL Spl Oblig Rev, Ser A(d)	5.250%	10/01/27	500	414,955

Seminole Tribe FL Spl Oblig Rev, Ser A(d)	5.750%	10/01/22	500	460,560

Sunrise, FL Util Sys Rev(c)	5.200%	10/01/22	1,725	1,952,786

Sunrise, FL Util Sys Rev (AMBAC Insd)	5.200%	10/01/22	2,275	2,385,315

Tallahassee, FL Hlth Fac Rev Tallahassee Mem Regl Med Rfdg, Ser A (NATL Insd)	6.625%	12/01/13	4,840	4,854,859

Village Ctr Cmnty Dev Dist FL, Ser A (NATL Insd)	5.200%	11/01/25	1,000	900,420

Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250%	10/15/19	3,735	3,735,971

Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Rfdg, Ser B (AMBAC Insd)	5.250%	10/15/22	1,000	991,110

				71,785,130

Georgia–3.8%
Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250%	12/01/21	1,370	1,390,824

Atlanta, GA Tax Allocation Rfdg Atlantic Sta Proj (AGL Insd)	5.250%	12/01/22	1,000	1,007,130

Bleckley-Cochran, GA Dev Auth Student Hsg Fac Rev MGC Real Estate Fndtn, Ser A (CIFG Insd)	5.000%	07/01/25	4,390	4,436,534

Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (AMBAC Insd)	6.400%	01/01/13	9,845	10,388,346

Georgia Muni Elec Auth Pwr Rev 2005, Ser Y (NATL Insd)	6.500%	01/01/17	9,445	10,821,798

Georgia Muni Elec Auth Pwr Rev 2005, Ser Y(b)(h)	6.500%	01/01/14	145	167,198

Georgia Muni Elec Auth Pwr Rev, Ser Y(c)	6.400%	01/01/13	610	650,882

Georgia Muni Elec Auth Pwr Rev, Ser Y(b)(h)	6.500%	01/01/14	410	475,169

				29,337,881

Hawaii–0.6%
Honolulu, HI City & Cnty, Ser A(a)	5.250%	04/01/29	4,120	4,366,829

Idaho–0.6%
Idaho Hsg & Fin Assn Single Family Mtg Rev, Class I, Ser A (AMT)	5.625%	07/01/28	915	928,359

Idaho Hsg & Fin Assn Single Family Mtg Rev, Class III, Ser A (AMT)	5.700%	07/01/28	3,480	3,523,848

				4,452,207

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Insured Tax Free Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Illinois–14.9%
Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj (Radian Insd)	5.125%	11/01/37	$3,755	$3,307,404

Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/19	1,500	952,920

Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser A (NATL Insd)	*	12/01/25	1,020	410,213

Chicago, IL Brd Ed Cap Apprec Sch Reform, Ser B-1 (NATL Insd)	*	12/01/19	2,845	1,807,372

Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000%	01/01/21	5,925	5,993,138

Chicago, IL Midway Arpt Rev Second Lien Rfdg, Ser B (AMBAC Insd)	5.000%	01/01/22	6,220	6,261,798

Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250%	01/01/24	6,000	6,042,060

Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd)	5.250%	01/01/26	3,855	3,846,827

Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A (AGL Insd)	5.000%	01/01/29	1,000	976,920

Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser A-2 (AGM Insd) (AMT)(a)	5.750%	01/01/20	9,360	9,642,859

Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.000%	01/01/34	5,000	4,665,050

Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250%	01/01/21	2,840	2,876,721

Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250%	01/01/23	3,120	3,141,934

Chicago, IL O’Hare Intl Arpt Rev Rfdg Gen Arpt Third Lien, Ser E (AGL Insd)	5.250%	01/01/24	1,430	1,436,049

Chicago, IL Pk Dist, Ser C (NATL Insd)	5.500%	01/01/19	615	620,990

Chicago, IL Proj Rfdg, Ser A (AMBAC Insd)	5.625%	01/01/39	145	134,097

Chicago, IL, Ser A (AGL Insd)(a)	5.250%	01/01/24	4,200	4,205,544

Chicago, IL, Ser A (AGL Insd)(a)	5.250%	01/01/25	4,400	4,363,524

Cook Cnty, IL Sch Dist No 100 Berwyn South (AGM Insd)	8.100%	12/01/16	345	437,277

Cook Cnty, IL Sch Dist No 100 Berwyn South (AGM Insd)	8.200%	12/01/14	290	347,104

Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/17	2,605	1,922,438

Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/18	2,995	2,056,517

Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/19	4,210	2,697,221

Cook Cnty, IL Sch Dist No 122 Oak Lawn Cap Apprec (NATL Insd)	*	12/01/20	4,050	2,417,850

Du Page Cnty, IL Cmnty High Sch (AGM Insd)	5.600%	01/01/22	3,000	3,154,440

Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500%	05/01/20	540	542,338

Grundy, Kendall & Will Cntys, IL (AMBAC Insd)	5.500%	05/01/21	340	341,472

Huntley, IL Spl Svc Area No 10 Spl Tax Rfdg (AGL Insd)	5.100%	03/01/29	3,000	2,912,430

Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.400%	04/01/27	1,000	917,640

Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500%	05/15/24	12,000	12,182,640

Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500%	08/01/37	1,500	1,243,350

Illinois Med Dist (NATL Insd)	5.250%	06/01/32	2,000	1,555,920

Lake Cnty, IL Cmnty Cons Sch Dist No 50 Woodland Cap Apprec, Ser B(c)	*	12/01/14	1,200	1,135,308

Lake Cnty, IL Cmnty Cons Sch Dist No 60 Waukegan Cap Apprec, Ser A(c)	*	12/01/17	2,875	2,420,175

Lake Cnty, IL Cmnty Cons Sch Dist No 60 Waukegan Cap Apprec, Ser A (AGM Insd)	*	12/01/17	3,915	2,889,192

McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/17	3,000	2,298,030

McHenry & Kane Cnty, IL Cmnty Cons Sch Dist No 158 Cap Apprec (NATL Insd)	*	01/01/18	4,000	2,847,280

McHenry Cnty, IL Cmnty High Sch Dist No 154 Cap Apprec (NATL Insd)	*	01/01/16	1,330	1,112,239

Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250%	06/15/42	6,000	5,497,860

Railsplitter Tobacco Settlement Auth IL	6.000%	06/01/28	3,050	2,960,727

				114,574,868

Indiana–0.2%
Indiana Hlth & Ed Fac Fin Auth Rev Rfdg Saint Francis, Ser E (AGM Insd)	5.250%	05/15/41	2,000	1,858,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Insured Tax Free Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Iowa–0.8%
Iowa Fin Auth Hlth Fac Rev, Ser A (AGL Insd)	5.250%	08/15/29	$1,500	$1,471,320

Iowa St Spl Oblig I-Jobs Pgm, Ser A(a)(g)	5.000%	06/01/27	4,650	4,841,022

				6,312,342

Kansas–0.3%
Wyandotte Cnty, Kansas City, KA Univ Govt Util Sys Rev, Ser A (BHAC Insd)	5.000%	09/01/29	2,000	2,026,660

Kentucky–1.4%
Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev, Ser A-1 (AGL Insd)	6.000%	12/01/38	4,000	4,016,920

Kentucky St Ppty & Bldgs Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250%	02/01/28	3,000	3,093,990

Paducah, KY Elec Plt Brd Rev, Ser A (AGL Insd)	5.250%	10/01/35	4,000	3,970,040

				11,080,950

Louisiana–2.7%
Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.375%	12/01/12	1,330	1,330,678

Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500%	12/01/18	5,530	5,558,811

Lafayette, LA Util Rev (NATL Insd)	5.250%	11/01/24	7,500	7,810,875

Louisiana St Gas & Fuels Tax Rev, Ser A (AGC Insd)	5.000%	05/01/28	2,500	2,540,800

New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-1 (AGL Insd)	6.000%	01/01/23	1,000	1,098,180

Regional Tran Auth LA Sales Tax Rev (AGM Insd)	5.000%	12/01/30	2,580	2,585,702

				20,925,046

Massachusetts–0.8%
Massachusetts Muni Whsl Elec Co Nuclear Mix, Ser 1-A (NATL Insd)	5.250%	07/01/13	2,350	2,426,258

Massachusetts Muni Whsl Elec Co Proj No. 6-A, Ser A (NATL Insd)	5.250%	07/01/16	175	180,318

Massachusetts St Hlth & Ed Fac Auth Rev Caregroup, Ser B-2 (NATL Insd)	5.375%	02/01/27	2,000	1,924,560

Massachusetts St Hsg Fin Agy Hsg, Ser C (AMT)	5.100%	12/01/27	1,745	1,710,344

				6,241,480

Michigan–0.9%
Detroit, MI Swr Disp Rev Sr Lien, Ser B (AGM Insd)	7.500%	07/01/33	5,750	6,766,772

Minnesota–0.9%
Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser B (AGL Insd)	6.500%	11/15/38	4,000	4,196,520

Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250%	05/15/36	3,000	2,663,610

				6,860,130

Mississippi–0.1%
Harrison Cnty, MS Wastewtr Mgmt & Solid Wastewtr Treatment Fac Rfdg, Ser A(c)	8.500%	02/01/13	1,000	1,095,660

Missouri–0.2%
Bi-State Dev Agy MO IL Metro Dist Mass Tran Sales Tax Metrolink Cross Cnty Extn (AGL Insd)	5.000%	10/01/39	2,000	1,895,420

Nebraska–2.4%
Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375%	04/01/39	3,000	3,042,810

Nebraska Pub Pwr Dist Rev Gen, Ser B (BHAC Insd)	5.000%	01/01/37	15,570	15,075,964

				18,118,774

Nevada–1.9%
Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500%	07/01/20	3,045	3,105,443

Clark Cnty, NV Arpt Rev Sub Lien, Ser A-1 (NATL Insd) (AMT)	5.500%	07/01/21	3,000	3,044,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Insured Tax Free Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Nevada–(continued)

Clark Cnty, NV Passenger Fac Charge Rev Las Vegas McCarran Intl Arpt, Ser A (AGM Insd)	5.250%	07/01/39	$4,000	$3,695,760

Nevada St Muni Bd Bk Proj, Ser F (AGM Insd)	5.000%	12/01/23	3,500	3,613,365

Reno, NV Cap Impt Rev (NATL Insd)	5.125%	06/01/26	935	874,066

				14,333,304

New Hampshire–0.6%
Manchester NH Gen Arpt Rev Rfdg Gen, Ser A (AGM Insd)	5.125%	01/01/30	4,500	4,435,650

New Jersey–1.1%
New Jersey Econ Dev Auth Rev Sch Fac Constr, Ser Z (AGL Insd)	5.500%	12/15/34	1,000	1,010,540

New Jersey St Hsg & Mtg Fin Agy Rev, Ser AA	6.375%	10/01/28	930	991,743

Tobacco Settlement Fin Corp NJ, Ser 1A	4.750%	06/01/34	6,430	3,920,242

Tobacco Settlement Fin Corp NJ, Ser 1A	5.000%	06/01/41	3,600	2,180,772

				8,103,297

New Mexico–0.3%
New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A(a)	6.375%	08/01/32	2,000	2,105,480

New York–2.6%
Long Island Pwr Auth NY Elec Sys Rev Gen, Ser A (BHAC Insd)	5.500%	05/01/33	5,000	5,215,000

New York City Hlth & Hosp Hlth Sys, Ser A(b)(h)	5.000%	02/15/12	5,470	5,691,316

New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250%	11/01/27	5,000	4,729,650

New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AGL Insd)	6.375%	01/01/39	1,000	1,026,900

New York St Dorm Auth Rev Insd Brooklyn Law Sch, Ser B (Syncora Gtd)	5.375%	07/01/21	3,105	3,202,218

				19,865,084

North Carolina–1.2%
Johnston, NC Mem Hosp Auth (AGM Insd)	5.250%	10/01/24	6,000	6,345,120

North Carolina Med Care Commn Hlthcare Fac Rev Wake Med, Ser A (AGL Insd)	5.625%	10/01/38	1,100	1,105,533

North Carolina Tpk Auth Triangle Expwy Sys Rev, Ser A (AGL Insd)	5.125%	01/01/24	2,000	2,077,560

				9,528,213

North Dakota–0.6%
Mercer Cnty, ND Pollutn Ctl Rev Antelope Vly Station Rfdg (AMBAC Insd)	7.200%	06/30/13	3,580	3,739,203

Oliver Cnty, ND Pollutn Ctl Rev Square Butte Elec Coop Rfdg, Ser A (AMBAC Insd)	5.300%	01/01/27	970	969,980

				4,709,183

Ohio–1.4%
Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd)	5.000%	04/01/24	1,750	1,762,390

Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000%	11/15/28	2,825	2,910,767

Ohio Hsg Fin Agy Multifamily Hsg Mtg Covenant, Ser C (GNMA Collateralized) (AMT)	6.100%	09/20/49	2,845	2,932,029

Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625%	06/01/18	3,000	3,159,900

				10,765,086

Oklahoma–2.1%
Chickasaw Nation, OK Hlth Sys(d)	6.250%	12/01/32	1,000	1,031,800

Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000%	06/01/21	2,395	2,609,448

Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000%	06/01/22	2,395	2,583,678

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Insured Tax Free Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Oklahoma–(continued)

Grand River Dam Auth OK Rev, Ser A (BHAC Insd)	5.000%	06/01/23	$4,075	$4,349,533

McAlester, OK Pub Wks Auth Util Cap Apprec, Ser A (AGM Insd)	*	02/01/30	4,320	1,498,867

Oklahoma Colleges Brd Regt Stad Univ Cent OK, Ser B (AMBAC Insd)	5.500%	06/01/24	2,000	2,060,240

Tulsa, OK Cmnty College Rev (AMBAC Insd)	5.500%	07/01/22	2,000	2,080,720

				16,214,286

Pennsylvania–2.2%
Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh Mercy Hlth Sys Inc(c)	5.625%	08/15/26	4,875	4,896,206

Lehigh Cnty, PA Gen Purp Hosp Rev Lehigh Vy Hlth Network, Ser B (AGL Insd)(f)	0.200%	07/01/28	3,000	3,000,000

Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350%	07/01/26	3,000	2,907,030

Pennsylvania St Tpk Commn Tpk Rev, Ser A (AGL Insd)	5.000%	06/01/24	4,000	4,133,240

Pittsburgh & Allegheny Cnty, PA Sports & Exhib Auth Sales Reg Asset Dist Rfdg (AGM Insd)	5.000%	02/01/31	2,000	1,980,020

				16,916,496

South Carolina–2.6%
Easley, SC Util Rev Impt & Rfdg(b)(h)	5.000%	12/01/15	5,170	5,907,449

South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500%	02/01/38	3,000	2,907,750

South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200%	11/01/27	6,500	6,509,490

Spartanburg Cnty, SC Regl Hlth Svc Dist Rfdg, Ser D (AGL Insd)	5.250%	04/15/22	4,465	4,639,358

				19,964,047

South Dakota–1.4%
South Dakota St Hlth & Ed Fac Auth Vocational Ed Prog (AGL Insd)	5.500%	08/01/38	3,000	3,012,330

South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.625%	09/01/12	2,750	2,871,550

South Dakota St Lease Rev Tr Ctf, Ser A (AGM Insd)	6.700%	09/01/17	4,000	4,688,920

				10,572,800

Texas–8.6%
Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.375%	11/01/21	4,000	4,119,560

Dallas Fort Worth, TX Intl Arpt Rev Impt, Ser B (AGM Insd) (AMT)	5.500%	11/01/19	6,110	6,415,194

Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.250%	08/15/34	4,000	3,983,720

Houston, TX Util Sys Rev First Lien Rfdg, Ser A (BHAC Insd)	5.250%	05/15/23	22,500	23,953,050

Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT)(b)(e)	6.000%	08/01/13	3,000	3,229,350

North TX Twy Auth Rev Rfdg Sys First Tier, Ser A	5.625%	01/01/33	2,500	2,434,025

Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000%	07/15/25	2,750	2,800,875

Nueces Riv Auth TX Wtr Supply Rev Fac Corpus Christi Proj Rfdg (AGM Insd)	5.000%	03/01/27	2,000	1,959,080

Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.500%	07/01/37	4,250	4,359,820

Tarrant Cnty, TX Hlth Fac Dev Corp Hlth Sys Rev, Ser B(c)	5.000%	09/01/15	1,750	1,939,560

Texas Private Activity Surface Trans Corp Lien Nt Mobility	6.875%	12/31/39	1,850	1,895,122

Texas St Tpk Auth Cent, TX Tpk First Tier, Ser A (AMBAC Insd)	5.500%	08/15/39	10,000	9,039,100

				66,128,456

Utah–0.1%
Provo, UT Elec Rev 1984 Rfdg, Ser A(c)	10.375%	09/15/15	370	450,505

Utah Hsg Corp Single Family Mtg Rev, Class III, Ser C-1 (AMT)	5.700%	07/01/28	660	668,316

				1,118,821

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Insured Tax Free Income Fund

			Par
			Amount
Description	Coupon	Maturity	(000)	Value

Washington–10.6%
Chelan Cnty, WA Sch Dist No 246(b)(h)	5.000%	06/01/12	$4,115	$4,334,617

Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A(b)(h)	5.500%	07/01/11	11,340	11,600,706

Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A(b)(h)	5.500%	07/01/11	4,500	4,597,605

Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A(b)(h)	5.500%	07/01/11	14,500	14,814,505

Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser B (AGM Insd)	6.000%	07/01/16	5,000	5,323,000

Energy Northwest WA Wind Proj (AMBAC Insd)	5.000%	07/01/23	1,365	1,374,842

Fife, WA Wtr & Swr Rev (NATL Insd)	5.125%	04/01/24	685	691,261

King Cnty, WA Hsg Auth Cap Pgm Rev Egis Hsg Pgm (AGM Insd) (AMT)	5.300%	06/01/23	1,025	1,009,584

King Cnty, WA Pub Hosp Dist No 001, Ser A (AGL Insd)	5.250%	12/01/28	3,575	3,716,391

Lynnwood, WA Pub Fac Dist Rev Convention Ctr (AMBAC Insd)	5.000%	12/01/34	4,140	3,844,280

Snohomish Cnty, WA Pub Util 1 (AGM Insd)	5.500%	12/01/23	2,565	2,711,231

Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.250%	09/01/33	3,000	2,934,120

Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750%	12/01/25	2,000	2,090,260

Spokane, WA Pub Fac Dist Hotel (NATL Insd)	5.750%	12/01/26	2,420	2,477,935

Washington St Hlthcare Fac Auth Rev Multicare Hlth Sys, Ser B (AGL Insd)	6.000%	08/15/39	2,000	2,039,220

Washington St Hlthcare Fac Auth Rev Providence Hlth, Ser D (AGM Insd)	5.250%	10/01/33	5,000	4,868,100

Washington St Motor Vehicle Fuel, Ser 2010-B(a)	5.000%	08/01/30	12,000	12,863,875

				81,291,532

West Virginia–0.2%
West Virginia Econ Dev Auth Lease Rev Correctional Juvenile & Pub, Ser A (NATL Insd)	5.500%	06/01/19	1,530	1,608,933

Puerto Rico–0.3%
Puerto Rico Indl Tourist Ed Med & Environmental Ctl Fac Hosp Aux (NATL Insd)	6.250%	07/01/16	2,380	2,387,854

TOTAL INVESTMENTS(i)–104.4% (Cost $822,017,020)				803,860,203

FLOATING RATE NOTE OBLIGATIONS–(6.7)%
Notes with interest rates ranging from 0.25% to 0.40% at 03/31/11 and contractual maturities of collateral ranging from 01/01/20 to 12/01/37 (See Note 1J)(j)				(51,590,000)

OTHER ASSETS IN EXCESS OF LIABILITIES–2.3%				17,855,525

NET ASSETS–100.0%				$770,125,728

Investment Abbreviations:

ACA	– American Capital Access
AGC	– Assured Guaranty Corp.
AGL	– Assured Guaranty Ltd.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.**
AMT	– Alternative Minimum Tax
BHAC	– Berkshire Hathaway Assurance Corp.
CIFG	– CDC IXIS Financial Guaranty
Connie Lee	– Connie Lee Insurance Co.
FGIC	– Financial Guaranty Insurance Co.
GNMA	– Government National Mortgage Association
NATL	– National Public Finance Guarantee Corp.
Radian	– Radian Asset Assurance
Syncora Gtd	– Syncora Guaranteed Limited

Notes to Schedule of Investments:

*	Zero coupon bond
**	AMBAC filed for bankruptcy on November 8, 2010.
(a)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1J.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Insured Tax Free Income Fund

(c)	Advanced refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2011 was $1,907,315, which represented 0.3% of the Fund’s net assets.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2011.
(g)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $3,100,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.
(h)	Advanced refunded.
(I)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	24.46%

Assured Guaranty Ltd.	14.37%

National Public Finance Guarantee Corp.	13.65%

American Municipal Bond Assurance Corp.**	12.69%

Berkshire Hathaway Assurance Corp.	8.81%

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at March 31, 2011. At March 31, 2011, the Trust’s investments with a value of $81,686,037 are held by Dealer Trusts and serve as collateral for the $51,590,000 in the floating rate note obligations outstanding at that date.

Top 5 Sectors

Airports	13.7%

Electric	13.0

Hospital	12.7

General Purpose	9.8

Water & Sewer	7.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Insured Tax Free Income Fund

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $822,017,020)	$803,860,203

Cash	6,848,390

Receivables:
Interest	12,465,309

Fund shares sold	573,782

Investments sold	325,000

Other	16,068

Total assets	824,088,752

Liabilities:
Floating rate note obligations	51,590,000

Payables:
Fund shares repurchased	1,356,355

Income distributions	432,958

Accrued fees to affiliates	282,854

Accrued other operating expenses	291,763

Trustees’ deferred compensation and retirement plans	9,094

Total liabilities	53,963,024

Net assets	$770,125,728

Net assets consist of:
Shares of beneficial interest	$881,357,299

Accumulated undistributed net investment income	2,506,121

Net unrealized appreciation (depreciation)	(18,156,817)

Accumulated net realized gain (loss)	(95,580,875)

Net assets	$770,125,728

Maximum Offering Price Per Share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $729,263,272 and 46,997,704 shares of beneficial interest issued and outstanding)	$15.52

Maximum sales charge (4.75% of offering price)	0.77

Maximum offering price to public	$16.29

Class B shares:
Net asset value and offering price per share (based on net assets of $10,897,160 and 703,193 shares of beneficial interest issued and outstanding)	$15.50

Class C shares:
Net asset value and offering price per share (based on net assets of $26,466,430 and 1,709,702 shares of beneficial interest issued and outstanding)	$15.48

Class Y shares:
Net asset value and offering price per share (based on net assets of $3,498,866 and 225,487 shares of beneficial interest issued and outstanding)	$15.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Insured Tax Free Income Fund

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Interest	$22,529,639

Expenses:
Investment advisory fee	2,099,816

Distribution fees:
Class A	952,259

Class B	64,785

Class C	151,791

Reports to shareholders	234,343

Transfer agent fees	223,288

Interest, facilities and maintenance fees	221,448

Administrative services fees	108,683

Trustees’ and officers’ fees and benefits	25,101

Custodian fees	14,991

Other	43,919

Total expenses	4,140,424

Less: fees waived and expense offset arrangement	104,408

Net expenses	4,036,016

Net investment income	18,493,623

Realized and unrealized gain (loss):
Net realized gain (loss)	(4,664,534)

Unrealized appreciation (depreciation):
Beginning of the period	41,646,538

End of the period	(18,156,817)

Net unrealized appreciation (depreciation) during the period	(59,803,355)

Net realized and unrealized gain (loss)	(64,467,889)

Net decrease in net assets from operations	$(45,974,266)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Insured Tax Free Income Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six	For the
	months ended	year ended
	March 31,	September 30,
	2011	2010

From investment activities:
Operations:
Net investment income	$18,493,623	$39,013,541

Net realized gain (loss)	(4,664,534)	(5,408,512)

Net unrealized appreciation (depreciation) during the period	(59,803,355)	8,471,489

Change in net assets from operations	(45,974,266)	42,076,518

Distributions from net investment income:
Class A shares	(16,766,388)	(37,017,316)

Class B shares	(232,728)	(596,355)

Class C shares	(545,487)	(1,162,505)

Class Y shares	(78,816)	(107,683)

Total distributions	(17,623,419)	(38,883,859)

Net change in net assets from investment activities	(63,597,685)	3,192,659

From capital transactions:
Proceeds from shares sold	18,245,837	71,010,993

Net asset value of shares issued through dividend reinvestment	14,875,195	32,739,430

Cost of shares repurchased	(86,846,683)	(130,186,721)

Net change in net assets from capital transactions	(53,725,651)	(26,436,298)

Total increase (decrease) in net assets	(117,323,336)	(23,243,639)

Net assets:
Beginning of the period	887,449,064	910,692,703

End of the period (including accumulated undistributed net investment income of $2,506,121 and $1,635,917, respectively)	$770,125,728	$887,449,064

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Insured Tax Free Income Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A Shares
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.73		$16.66		$15.30		$17.72		$18.59		$18.87

Net investment income(a)	0.36		0.73		0.72		0.77		0.74		0.72

Net realized and unrealized gain (loss)	(1.22)		0.07		1.40		(2.43)		(0.84)		0.09

Total from investment operations	(0.86)		0.80		2.12		(1.66)		(0.10)		0.81

Less:
Distributions from net investment income	0.35		0.73		0.76		0.76		0.71		0.71

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.06		0.38

Total distributions	0.35		0.73		0.76		0.76		0.77		1.09

Net asset value, end of the period	$15.52		$16.73		$16.66		$15.30		$17.72		$18.59

Total return	(5.19	)%(b)	4.98	%(b)	14.32	%(c)	(9.57	)%(c)	(0.63	)%(c)	4.49	%(c)

Net assets at end of the period (000s omitted)	$729,263		$835,024		$859,045		$794,433		$983,277		$1,075,891

Portfolio turnover(d)	1%		5%		21%		59%		51%		45%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expense absorbed	0.95	%(e)	0.95%		1.00%		1.47%		1.54%		1.00%

With fee waivers and/or expense absorbed excluding interest, facilities and maintenance fees(f)	0.90	%(e)	0.88%		0.90%		0.89%		0.88%		0.88%

Without fee waivers and expense absorbed	0.98	%(e)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income	4.58	%(e)	4.46%		4.71%		4.58%		4.02%		3.87%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $770,398.
(f)	For the year ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
N/A=Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Insured Tax Free Income Fund

Financial Highlights—(continued)

(Unaudited)

	Class B Shares
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.70		$16.64		$15.28		$17.70		$18.57		$18.85

Net investment income(a)	0.30		0.60		0.61		0.64		0.60		0.58

Net realized and unrealized gain (loss)	(1.22)		0.06		1.39		(2.43)		(0.84)		0.09

Total from investment operations	(0.92)		0.66		2.00		(1.79)		(0.24)		0.67

Less:
Distributions from net investment income	0.28		0.60		0.64		0.63		0.57		0.57

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.06		0.38

Total distributions	0.28		0.60		0.64		0.63		0.63		0.95

Net asset value, end of the period	$15.50		$16.70		$16.64		$15.28		$17.70		$18.57

Total return	(5.50	)%(b)	4.14	%(b)	13.49	%(c)	(10.27	)%(c)	(1.38	)%(c)	3.71	%(c)

Net assets at end of the period (000s omitted)	$10,897		$15,261		$18,290		$20,695		$30,011		$43,024

Portfolio turnover(d)	1%		5%		21%		59%		51%		45%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expense absorbed	1.70	%(e)	1.70%		1.75%		2.22%		2.29%		1.75%

With fee waivers and/or expense absorbed excluding interest, facilities and maintenance fees(f)	1.65	%(e)	1.63%		1.65%		1.64%		1.63%		1.63%

Without fee waivers and expense absorbed	1.73	%(e)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income	3.83	%(e)	3.71%		3.97%		3.79%		3.25%		3.11%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $12,996.
(f)	For the year ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
N/A=Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Insured Tax Free Income Fund

Financial Highlights—(continued)

(Unaudited)

	Class C Shares
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.69		$16.62		$15.27		$17.68		$18.55		$18.84

Net investment income(a)	0.30		0.60		0.60		0.65		0.60		0.58

Net realized and unrealized gain (loss)	(1.23)		0.07		1.39		(2.43)		(0.84)		0.08

Total from investment operations	(0.93)		0.67		1.99		(1.78)		(0.24)		0.66

Less:
Distributions from net investment income	0.28		0.60		0.64		0.63		0.57		0.57

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.06		0.38

Total distributions	0.28		0.60		0.64		0.63		0.63		0.95

Net asset value, end of the period	$15.48		$16.69		$16.62		$15.27		$17.68		$18.55

Total return	(5.57	)%(b)	4.20	%(b)	13.50	%(c)	(10.28	)%(c)	(1.38	)%(c)	3.66	%(c)

Net assets at end of the period (000s omitted)	$26,466		$34,614		$30,785		$18,388		$18,979		$21,255

Portfolio turnover(d)	1%		5%		21%		59%		51%		45%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expense absorbed	1.70	%(e)	1.70%		1.75%		2.23%		2.29%		1.75%

With fee waivers and/or expense absorbed excluding interest, facilities and maintenance fees(f)	1.65	%(e)	1.63%		1.65%		1.64%		1.63%		1.63%

Without fee waivers and expense absorbed	1.73	%(e)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income	3.83	%(e)	3.71%		3.95%		3.83%		3.26%		3.11%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $30,422.
(f)	For the year ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
N/A=Not applicable.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Van Kampen Insured Tax Free Income Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y Sharesˆ
	Six months
	ended
	March 31,		Year ended September 30,
	2011		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$16.73		$16.66		$15.30		$17.72		$18.59		$18.87

Net investment income(a)	0.38		0.77		0.76		0.82		0.78		0.75

Net realized and unrealized gain (loss)	(1.22)		0.07		1.40		(2.44)		(0.84)		0.10

Total from investment operations	(0.84)		0.84		2.16		(1.62)		(0.06)		0.85

Less:
Distributions from net investment income	0.37		0.77		0.80		0.80		0.75		0.75

Distributions from net realized gain	-0-		-0-		-0-		-0-		0.06		0.38

Total distributions	0.37		0.77		0.80		0.80		0.81		1.13

Net asset value, end of the period	$15.52		$16.73		$16.66		$15.30		$17.72		$18.59

Total return	(5.07	)%(b)	5.24	%(b)	14.60	%(c)	(9.34	)%(c)	(0.38	)%(c)	4.75	%(c)

Net assets at end of the period (000s omitted)	$3,499		$2,550		$2,573		$838		$1,073		$2,435

Portfolio turnover(d)	1%		5%		21%		59%		51%		45%

Ratios based on average net assets:
Ratio of expenses:
With fee waivers and/or expense absorbed	0.70	%(e)	0.70%		0.75%		1.22%		1.29%		0.75%

With fee waivers and/or expense absorbed excluding interest, facilities and maintenance fees(f)	0.65	%(e)	0.63%		0.65%		0.64%		0.63%		0.63%

Without fee waivers and expense absorbed	0.73	%(e)	N/A		N/A		N/A		N/A		N/A

Ratio of net investment income	4.83	%(e)	4.71%		4.99%		4.83%		4.23%		4.11%

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,418.
(f)	For the year ended September 30, 2010 and prior, ratio does not exclude facilities and maintenance fees.
N/A=Not applicable.

ˆ	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Van Kampen Insured Tax Free Income Fund

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Insured Tax Free Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Insured Tax Free Income Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Tax Free Trust. The Acquired Fund was reorganized on June 1, 2010, (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, with liquidity and safety of principal, primarily through investment in a diversified portfolio of insured municipal securities.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

21        Invesco Van Kampen Insured Tax Free Income Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
J.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar

22        Invesco Van Kampen Insured Tax Free Income Fund

credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
K.	Interest, Facilities and Maintenance Fees — Interest, facilities and maintenance fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
L.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.525%

Next $500 million	0.50%

Next $500 million	0.475%

Over $1.5 billion	0.45%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.90%, 1.65%, 1.65% and 0.65% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  For the six months ended March 31, 2011, the Adviser waived $104,034.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.

23        Invesco Van Kampen Insured Tax Free Income Fund

  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2011, IDI advised the Fund that IDI retained $26,652 in front-end sales commissions from the sale of Class A shares and $24,658, $10,438 and $1,790 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$803,860,203	$—	$803,860,203

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended March 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $374.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended March 31, 2011, the Fund paid legal fees of $1,174 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
  Inverse floating rate note obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fees related to inverse floating rate note obligations during the period ending March 31, 2011 were $56,610,714 and 0.78%, respectively.

24        Invesco Van Kampen Insured Tax Free Income Fund

NOTE 7— Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of September 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2015	$210,390

September 30, 2016	7,990,386

September 30, 2017	67,058,676

September 30, 2018	11,884,597

Total capital loss carryforward	$87,144,049

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2011 was $5,907,153 and $75,190,932, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$22,842,558

Aggregate unrealized (depreciation) of investment securities	(38,641,730)

Net unrealized appreciation (depreciation) of investment securities	$(15,799,172)

Cost of investments for tax purposes is $819,659,375.

NOTE 9—Share Information

	For the				For the
	six months ended				year ended
	March 31, 2011(a)				September 30, 2010
	Shares		Value		Shares		Value

Sales:
Class A	844,105	(b)	$13,429,152	(b)	3,568,189	(c)	$58,117,008	(c)

Class B	27,373		436,744		177,983		2,903,003

Class C	123,395		1,993,745		549,575		8,960,449

Class Y	146,964		2,386,196		62,608		1,030,533

Total sales	1,141,837		$18,245,837		4,358,355		$71,010,993

Dividend reinvestment:
Class A	895,213		$14,171,991		1,913,300		$31,209,441

Class B	12,133		192,018		30,780		501,061

Class C	28,985		458,057		59,355		966,490

Class Y	3,375		53,129		3,833		62,438

Total dividend reinvestment	939,706		$14,875,195		2,007,268		$32,739,430

Repurchases:
Class A	(4,662,076)		$(73,574,462)		(7,131,391)		$(116,348,902)

Class B	(249,955	)(b)	(3,959,005	)(b)	(394,573	)(c)	(6,423,120	)(c)

Class C	(517,089)		(8,097,971)		(387,035)		(6,301,595)

Class Y	(77,303)		(1,215,245)		(68,446)		(1,113,104)

Total repurchases	(5,506,423)		$(86,846,683)		(7,981,445)		$(130,186,721)

25        Invesco Van Kampen Insured Tax Free Income Fund

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 36% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Includes automatic conversion of 137,225 Class B shares into 137,021 Class A shares at a value of $2,177,274.
(c)	Includes automatic conversion of 96,499 Class B shares into 96,368 Class A shares at a value of $1,578,390.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Municipal Income Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization is expected to be consummated in June 2011. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.
  In anticipation of the closing, the Fund will limit public sales of its shares to new investors, effective as of the open of business on May 9, 2011.

26        Invesco Van Kampen Insured Tax Free Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010, through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$948.10	$4.61	$1,020.19	$4.78	0.95%

B	1,000.00	945.00	8.24	1,016.45	8.55	1.70

C	1,000.00	944.30	8.24	1,016.45	8.55	1.70

Y	1,000.00	949.90	3.40	1,021.44	3.53	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

27        Invesco Van Kampen Insured Tax Free Income Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov.
Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-ITFI-SAR-1	Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21,2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.
12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
12(a) (3)	Not applicable.
12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: June 6, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: June 6, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer
Date: June 6, 2011

EXHIBIT INDEX
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.